Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 17.8%
Technology - 4.9%
Apple, Inc.	19,946	$3,482,771
Microsoft Corp.	9,886	3,047,953
Broadcom, Inc.	1,077	678,166
Intel Corp.	11,909	590,210
International Business Machines Corp.	4,450	578,589
QUALCOMM, Inc.	3,460	528,757
Akamai Technologies, Inc.*	4,069	485,798
HP, Inc.	11,876	431,099
Hewlett Packard Enterprise Co.	24,613	411,283
NVIDIA Corp.	1,476	402,741
Texas Instruments, Inc.	2,185	400,904
NetApp, Inc.	4,528	375,824
Skyworks Solutions, Inc.	2,712	361,455
Seagate Technology Holdings plc	3,531	317,437
Advanced Micro Devices, Inc.*	1,583	173,085
Total Technology		12,266,072
Consumer, Non-cyclical - 4.0%
AbbVie, Inc.	4,351	705,340
Merck & Company, Inc.	8,554	701,856
Bristol-Myers Squibb Co.	8,855	646,681
Amgen, Inc.	2,501	604,792
Vertex Pharmaceuticals, Inc.*	2,125	554,561
Gilead Sciences, Inc.	8,444	501,996
Hologic, Inc.*	6,387	490,649
Avery Dennison Corp.	2,613	454,584
Quest Diagnostics, Inc.	3,319	454,239
Laboratory Corporation of America Holdings*	1,708	450,331
Pfizer, Inc.	8,643	447,448
DaVita, Inc.*	3,918	443,165
Waters Corp.*	1,412	438,271
Regeneron Pharmaceuticals, Inc.*	618	431,623
PerkinElmer, Inc.	2,453	427,950
Johnson & Johnson	2,391	423,757
Incyte Corp.*	4,421	351,116
HCA Healthcare, Inc.	1,337	335,079
Philip Morris International, Inc.	3,562	334,614
Procter & Gamble Co.	1,397	213,462
FleetCor Technologies, Inc.*	750	186,795
UnitedHealth Group, Inc.	266	135,652
Coca-Cola Co.	1,381	85,622
Total Consumer, Non-cyclical		9,819,583
Communications - 2.7%
Alphabet, Inc. — Class C*	606	1,692,552
Amazon.com, Inc.*	425	1,385,479
Meta Platforms, Inc. — Class A*	3,549	789,156
Cisco Systems, Inc.	12,563	700,513
Juniper Networks, Inc.	12,941	480,888
Motorola Solutions, Inc.	1,948	471,806
VeriSign, Inc.*	2,086	464,051
Corning, Inc.	8,754	323,110
AT&T, Inc.	8,142	192,395
F5, Inc.*	848	177,189
Verizon Communications, Inc.	1,579	80,434
Total Communications		6,757,573
Financial - 2.2%
Prudential Financial, Inc.	4,371	516,521
PNC Financial Services Group, Inc.	2,741	505,577
MetLife, Inc.	7,102	499,129
Morgan Stanley	5,630	492,062
Raymond James Financial, Inc.	4,369	480,197
Everest Re Group Ltd.	1,538	463,522
Berkshire Hathaway, Inc. — Class B*	1,175	414,669
Visa, Inc. — Class A	1,826	404,952
Fifth Third Bancorp	7,631	328,438
Citigroup, Inc.	6,135	327,609
Travelers Companies, Inc.	1,690	308,814
Capital One Financial Corp.	1,413	185,513
Aflac, Inc.	2,610	168,058
JPMorgan Chase & Co.	936	127,596
Bank of America Corp.	3,047	125,597
Mastercard, Inc. — Class A	253	90,417
Total Financial		5,438,671
Consumer, Cyclical - 1.6%
Tesla, Inc.*	510	549,576
McDonald's Corp.	2,172	537,092
AutoZone, Inc.*	252	515,234
Yum! Brands, Inc.	3,953	468,549
NVR, Inc.*	91	406,521
O'Reilly Automotive, Inc.*	575	393,852
Whirlpool Corp.	2,129	367,849
Domino's Pizza, Inc.	482	196,179
Home Depot, Inc.	613	183,489
Lowe's Companies, Inc.	762	154,069
Bath & Body Works, Inc.	3,172	151,622
Total Consumer, Cyclical		3,924,032
Industrial - 1.5%
3M Co.	3,576	532,395
Keysight Technologies, Inc.*	2,992	472,646
Dover Corp.	2,912	456,893
Sealed Air Corp.	6,564	439,526
Snap-on, Inc.	2,109	433,357
Masco Corp.	8,025	409,275
Lockheed Martin Corp.	790	348,706
Otis Worldwide Corp.	4,192	322,574
Northrop Grumman Corp.	287	128,352
Huntington Ingalls Industries, Inc.	613	122,257
Total Industrial		3,665,981
Energy - 0.7%
Exxon Mobil Corp.	6,460	533,532
Williams Companies, Inc.	13,231	442,048
Kinder Morgan, Inc.	23,329	441,151
Chevron Corp.	1,381	224,868
Occidental Petroleum Corp.	2,711	153,822
Total Energy		1,795,421
Basic Materials - 0.2%
LyondellBasell Industries N.V. — Class A	4,614	474,411
Total Common Stocks
(Cost $39,230,484)		44,141,744

MUTUAL FUNDS† - 80.0%
Guggenheim Strategy Fund III[1]	2,970,327	73,188,846

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 80.0% (continued)
Guggenheim Variable Insurance Strategy Fund III[1]	2,714,986	$66,761,503
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,123,107	30,575,214
Guggenheim Strategy Fund II1	1,165,508	28,613,229
Total Mutual Funds
(Cost $202,046,604)		199,138,792

MONEY MARKET FUND† - 3.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[2]	8,976,084	8,976,084
Total Money Market Fund
(Cost $8,976,084)		8,976,084
Total Investments - 101.4%
(Cost $250,253,172)		$252,256,620
Other Assets & Liabilities, net - (1.4)%		(3,420,644)
Total Net Assets - 100.0%		$248,835,976

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	11	Jun 2022	$2,490,263	$199,994

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	0.83% (Federal Funds Rate + 0.50%)	At Maturity	04/07/22	21,398	$203,844,837	$9,632,631

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$44,141,744	$—	$—	$44,141,744
Mutual Funds	199,138,792	—	—	199,138,792
Money Market Fund	8,976,084	—	—	8,976,084
Equity Futures Contracts**	199,994	—	—	199,994
Equity Index Swap Agreements**	—	9,632,631	—	9,632,631
Total Assets	$252,456,614	$9,632,631	$—	$262,089,245

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$16,780,495	$12,058,261	$–	$–	$(225,527)	$28,613,229	1,165,508	$59,384
Guggenheim Strategy Fund III	81,097,553	277,681	(6,981,000)	(13,914)	(1,191,474)	73,188,846	2,970,327	283,330
Guggenheim Ultra Short Duration Fund — Institutional Class	54,253,430	85,674	(23,334,987)	152,490	(581,393)	30,575,214	3,123,107	88,365
Guggenheim Variable Insurance Strategy Fund III	67,541,303	222,788	–	–	(1,002,588)	66,761,503	2,714,986	227,270
	$219,672,781	$12,644,404	$(30,315,987)	$138,576	$(3,000,982)	$199,138,792		$658,349

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 95.8%
Consumer, Non-cyclical - 21.0%
Tyson Foods, Inc. — Class A	65,226	$5,846,206
Johnson & Johnson	32,219	5,710,173
McKesson Corp.	14,704	4,501,336
Humana, Inc.	9,178	3,993,990
Medtronic plc	33,173	3,680,544
Quest Diagnostics, Inc.	24,994	3,420,679
Bunge Ltd.	25,800	2,858,898
Ingredion, Inc.	31,921	2,781,915
Henry Schein, Inc.*	29,932	2,609,771
Archer-Daniels-Midland Co.	27,519	2,483,865
J M Smucker Co.	17,762	2,405,153
Merck & Company, Inc.	29,200	2,395,860
Encompass Health Corp.	25,501	1,813,376
HCA Healthcare, Inc.	6,743	1,689,931
Amgen, Inc.	6,861	1,659,127
Pfizer, Inc.	29,771	1,541,245
Bristol-Myers Squibb Co.	16,678	1,217,994
Total Consumer, Non-cyclical		50,610,063
Financial - 15.8%
Berkshire Hathaway, Inc. — Class B*	18,228	6,432,843
JPMorgan Chase & Co.	38,094	5,192,974
Bank of America Corp.	105,080	4,331,397
Wells Fargo & Co.	62,015	3,005,247
Allstate Corp.	21,352	2,957,465
STAG Industrial, Inc. REIT	57,864	2,392,677
Charles Schwab Corp.	27,103	2,285,054
Medical Properties Trust, Inc. REIT	87,952	1,859,305
Voya Financial, Inc.	27,419	1,819,251
KeyCorp	64,668	1,447,270
Zions Bancorp North America	20,791	1,363,058
Park Hotels & Resorts, Inc. REIT	64,125	1,252,361
American Tower Corp. — Class A REIT	4,618	1,160,134
Mastercard, Inc. — Class A	3,197	1,142,544
BOK Financial Corp.	9,366	879,936
Gaming and Leisure Properties, Inc. REIT	12,532	588,127
Total Financial		38,109,643
Technology - 10.6%
Micron Technology, Inc.	51,683	4,025,589
Activision Blizzard, Inc.	35,893	2,875,388
Apple, Inc.	16,014	2,796,204
Leidos Holdings, Inc.	23,089	2,494,074
DXC Technology Co.*	75,160	2,452,471
KLA Corp.	6,419	2,349,739
Qorvo, Inc.*	12,467	1,547,155
Amdocs Ltd.	15,609	1,283,216
Cerner Corp.	12,890	1,205,989
Teradyne, Inc.	10,123	1,196,842
QUALCOMM, Inc.	7,814	1,194,135
Skyworks Solutions, Inc.	8,084	1,077,436
Intel Corp.	21,442	1,062,665
Total Technology		25,560,903
Energy - 10.3%
Chevron Corp.	36,592	5,958,275
ConocoPhillips	43,888	4,388,800
Marathon Oil Corp.	106,726	2,679,890
Coterra Energy, Inc. — Class A	91,049	2,455,592
Kinder Morgan, Inc.	95,042	1,797,244
Equities Corp.	52,053	1,791,144
Pioneer Natural Resources Co.	7,109	1,777,463
Chesapeake Energy Corp.	15,779	1,372,773
Diamondback Energy, Inc.	9,973	1,367,099
Patterson-UTI Energy, Inc.	73,057	1,130,922
Total Energy		24,719,202
Utilities - 9.9%
Edison International	55,980	3,924,198
Exelon Corp.	76,577	3,647,363
Duke Energy Corp.	28,440	3,175,610
Pinnacle West Capital Corp.	34,050	2,659,305
OGE Energy Corp.	61,949	2,526,280
NiSource, Inc.	65,351	2,078,162
Black Hills Corp.	26,749	2,060,208
Constellation Energy Corp.	25,525	1,435,781
Sempra Energy	8,419	1,415,402
PPL Corp.	33,862	967,099
Total Utilities		23,889,408
Consumer, Cyclical - 8.5%
Walmart, Inc.	25,244	3,759,336
Delta Air Lines, Inc.*	57,154	2,261,584
Southwest Airlines Co.*	47,188	2,161,210
Whirlpool Corp.	11,825	2,043,124
LKQ Corp.	40,623	1,844,690
PACCAR, Inc.	20,253	1,783,682
Lear Corp.	12,115	1,727,478
DR Horton, Inc.	20,604	1,535,204
Ralph Lauren Corp. — Class A	11,569	1,312,388
PVH Corp.	14,248	1,091,539
Home Depot, Inc.	2,909	870,751
Total Consumer, Cyclical		20,390,986
Communications - 7.5%
Verizon Communications, Inc.	94,596	4,818,720
Alphabet, Inc. — Class A*	1,325	3,685,289
Cisco Systems, Inc.	46,985	2,619,884
Comcast Corp. — Class A	47,311	2,215,101
T-Mobile US, Inc.*	15,182	1,948,610
Juniper Networks, Inc.	43,590	1,619,804
Walt Disney Co.*	8,284	1,136,233
Total Communications		18,043,641
Industrial - 6.6%
Johnson Controls International plc	46,562	3,053,070
L3Harris Technologies, Inc.	10,969	2,725,468
FedEx Corp.	11,555	2,673,711
Knight-Swift Transportation Holdings, Inc.	46,371	2,339,881
Curtiss-Wright Corp.	14,040	2,108,246
Valmont Industries, Inc.	7,628	1,820,041
Advanced Energy Industries, Inc.	12,693	1,092,614
Total Industrial		15,813,031
Basic Materials - 5.6%
Huntsman Corp.	105,501	3,957,343
Westlake Corp.	30,967	3,821,328
Reliance Steel & Aluminum Co.	10,519	1,928,658
Nucor Corp.	11,318	1,682,421

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 95.8% (continued)
Basic Materials - 5.6% (continued)
International Flavors & Fragrances, Inc.	6,793	$892,125
Dow, Inc.	9,877	629,362
DuPont de Nemours, Inc.	8,550	629,109
Total Basic Materials		13,540,346
Total Common Stocks
(Cost $160,417,493)		230,677,223

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Russell 1000 Value ETF	14,571	2,418,494
Total Exchange-Traded Funds
(Cost $2,304,195)		2,418,494

MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[1]	5,522,842	5,522,842
Total Money Market Fund
(Cost $5,522,842)		5,522,842
Total Investments - 99.1%
(Cost $168,244,530)		$238,618,559
Other Assets & Liabilities, net - 0.9%		2,245,287
Total Net Assets - 100.0%		$240,863,846

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$230,677,223	$—	$—	$230,677,223
Exchange-Traded Funds	2,418,494	—	—	2,418,494
Money Market Fund	5,522,842	—	—	5,522,842
Total Assets	$238,618,559	$—	$—	$238,618,559

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 98.4%
Financial - 17.1%
Allstate Corp.	8,500	$1,177,335
Prudential Financial, Inc.	9,900	1,169,883
AXA S.A.††	37,800	1,106,882
Australia & New Zealand Banking Group Ltd.††	50,200	1,028,851
BNP Paribas S.A.††	16,600	948,869
Assicurazioni Generali SpA††	40,500	926,584
Swiss Re AG††	9,400	894,978
JPMorgan Chase & Co.	6,000	817,920
Banco Santander S.A.††	224,900	764,860
American Tower Corp. — Class A REIT	2,900	728,538
National Australia Bank Ltd.††	30,200	727,204
Travelers Companies, Inc.	3,900	712,647
Goldman Sachs Group, Inc.	2,100	693,210
Swedbank AB — Class A††	45,800	684,039
Vornado Realty Trust REIT	14,800	670,736
Canadian Apartment Properties REIT	15,100	648,190
CNP Assurances††	25,900	623,704
Dexus REIT††	75,800	618,852
EXOR N.V.††	8,100	615,933
Phoenix Group Holdings plc††	76,200	610,305
Amundi S.A.††,1	8,800	601,921
GPT Group REIT††	152,200	587,198
Sumitomo Mitsui Financial Group, Inc.††	17,600	556,033
Truist Financial Corp.	8,800	498,960
Credit Agricole S.A.††	40,000	478,077
Essex Property Trust, Inc. REIT	1,100	380,028
Western Union Co.	20,000	374,800
Zurich Insurance Group AG††	700	345,790
Societe Generale S.A.††	12,500	335,187
Mediobanca Banca di Credito Finanziario SpA††	32,500	328,521
Public Storage REIT	800	312,224
Gjensidige Forsikring ASA††	12,300	305,085
KBC Group N.V.††	4,200	301,432
AvalonBay Communities, Inc. REIT	1,200	298,044
Mizuho Financial Group, Inc.††	20,300	258,970
NN Group N.V.††	5,000	253,465
Wendel S.A.††	2,200	224,098
Total Financial		22,609,353
Consumer, Non-cyclical - 16.6%
Johnson & Johnson	11,100	1,967,253
AbbVie, Inc.	10,108	1,638,608
Bristol-Myers Squibb Co.	20,394	1,489,374
Philip Morris International, Inc.	14,700	1,380,918
Merck & Company, Inc.	16,000	1,312,800
Amgen, Inc.	5,100	1,233,282
Cigna Corp.	5,000	1,198,050
McKesson Corp.	3,700	1,132,681
AmerisourceBergen Corp. — Class A	7,100	1,098,441
Unilever plc††	23,800	1,080,427
Gilead Sciences, Inc.	16,900	1,004,705
CVS Health Corp.	9,100	921,011
Cardinal Health, Inc.	16,200	918,540
Kellogg Co.	13,890	895,766
Imperial Brands plc††	42,500	894,971
Japan Tobacco, Inc.††	51,100	872,786
Altria Group, Inc.	14,000	731,500
Automatic Data Processing, Inc.	2,500	568,850
Archer-Daniels-Midland Co.	5,825	525,765
Medipal Holdings Corp.††	30,700	505,213
Viatris, Inc.	24,600	267,648
Tyson Foods, Inc. — Class A	2,700	242,001
Total Consumer, Non-cyclical		21,880,590
Technology - 15.0%
Apple, Inc.	22,277	3,889,787
Microsoft Corp.	12,565	3,873,915
Intel Corp.	28,067	1,391,001
Accenture plc — Class A	3,994	1,346,897
Texas Instruments, Inc.	7,100	1,302,708
International Business Machines Corp.	8,524	1,108,290
Oracle Corp.	13,200	1,092,036
HP, Inc.	28,200	1,023,660
Broadridge Financial Solutions, Inc.	6,500	1,012,115
NetApp, Inc.	10,600	879,800
Hewlett Packard Enterprise Co.	51,800	865,578
NVIDIA Corp.	2,600	709,436
KLA Corp.	1,600	585,696
Broadcom, Inc.	700	440,776
Intuit, Inc.	500	240,420
Total Technology		19,762,115
Communications - 12.6%
Alphabet, Inc. — Class C*	1,106	3,089,047
Amazon.com, Inc.*	779	2,539,501
Verizon Communications, Inc.	27,331	1,392,241
Comcast Corp. — Class A	22,300	1,044,086
Motorola Solutions, Inc.	4,300	1,041,460
Nippon Telegraph & Telephone Corp.††	34,800	1,011,217
Thomson Reuters Corp.	8,300	901,384
Cisco Systems, Inc.	15,400	858,704
Liberty Global plc — Class C*	28,700	743,617
Omnicom Group, Inc.	7,700	653,576
Corning, Inc.	17,300	638,543
Sirius XM Holdings, Inc.	89,900	595,138
HKT Trust & HKT Ltd.††	378,600	519,148
Liberty Media Corporation-Liberty SiriusXM — Class C*	10,000	457,300
KDDI Corp.††	9,900	324,633
CDW Corp.	1,700	304,113
Telenor ASA††	17,200	246,876
Meta Platforms, Inc. — Class A*	844	187,672
Total Communications		16,548,256
Consumer, Cyclical - 10.5%
Home Depot, Inc.	5,000	1,496,650
McDonald's Corp.	5,100	1,261,128
Mitsubishi Corp.††	29,800	1,118,453
Tesla, Inc.*	1,034	1,114,238
PACCAR, Inc.	11,400	1,003,998
Genuine Parts Co.	7,400	932,548
Cummins, Inc.	3,800	779,418
Dollar General Corp.	3,400	756,942
Best Buy Company, Inc.	8,100	736,290
Hasbro, Inc.	8,700	712,704

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Consumer, Cyclical - 10.5% (continued)
Whirlpool Corp.	3,586	$619,589
Newell Brands, Inc.	27,200	582,352
Lear Corp.	4,000	570,360
Lowe's Companies, Inc.	2,600	525,694
BorgWarner, Inc.	12,100	470,690
Walgreens Boots Alliance, Inc.	10,200	456,654
ITOCHU Corp.††	12,200	412,735
Lawson, Inc.††	7,800	298,625
Total Consumer, Cyclical		13,849,068
Industrial - 8.4%
Waste Connections, Inc.	8,300	1,159,510
Lockheed Martin Corp.	2,522	1,113,211
Northrop Grumman Corp.	2,319	1,037,103
Packaging Corporation of America	6,500	1,014,715
3M Co.	6,690	996,007
TE Connectivity Ltd.	6,600	864,468
CK Infrastructure Holdings Ltd.††	113,600	759,438
Aurizon Holdings Ltd.††	274,900	755,751
Amcor plc	66,700	755,711
Arrow Electronics, Inc.*	5,400	640,602
Illinois Tool Works, Inc.	2,900	607,260
Poste Italiane SpA††,1	53,200	603,491
Kyocera Corp.††	9,200	514,899
BAE Systems plc††	32,500	305,136
Total Industrial		11,127,302
Utilities - 6.5%
Southern Co.	17,500	1,268,925
National Grid plc††	64,100	984,932
SSE plc††	40,000	913,698
Exelon Corp.	16,500	785,895
Hong Kong & China Gas Company Ltd.††	621,100	750,280
EDP - Energias de Portugal S.A.††	134,600	662,673
Endesa S.A.††	27,600	601,950
UGI Corp.	15,900	575,898
CLP Holdings Ltd.††	55,100	536,146
Power Assets Holdings Ltd.	71,500	465,994
Snam SpA††	79,900	460,877
Consolidated Edison, Inc.	2,900	274,572
Chubu Electric Power Company, Inc.††	22,100	228,763
Total Utilities		8,510,603
Basic Materials - 6.3%
Rio Tinto plc††	16,600	1,326,891
Fortescue Metals Group Ltd.††	81,700	1,256,126
LyondellBasell Industries N.V. — Class A	11,400	1,172,148
Steel Dynamics, Inc.	13,800	1,151,334
International Paper Co.	20,400	941,460
Celanese Corp. — Class A	6,000	857,220
Nutrien Ltd.	7,100	734,081
Eastman Chemical Co.	5,700	638,742
Solvay S.A.*,††	2,700	266,176
Total Basic Materials		8,344,178
Energy - 5.4%
Suncor Energy, Inc.	39,400	1,283,059
BP plc††	223,700	1,096,514
TC Energy Corp.	19,000	1,071,915
Tourmaline Oil Corp.	20,214	931,603
Eni SpA††	60,200	878,158
ENEOS Holdings, Inc.††	198,700	742,988
Valero Energy Corp.	4,400	446,776
Phillips 66	4,100	354,199
Repsol S.A.††	24,600	322,331
Total Energy		7,127,543
Total Common Stocks
(Cost $121,113,722)		129,759,008

EXCHANGE-TRADED FUNDS† - 0.5%
SPDR S&P 500 ETF Trust	795	359,054
iShares MSCI EAFE ETF	4,746	349,305
Total Exchange-Traded Funds
(Cost $687,201)		708,359

MONEY MARKET FUND† - 0.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.16%[2]	527,109	527,109
Total Money Market Fund
(Cost $527,109)		527,109
Total Investments - 99.3%
(Cost $122,328,032)		$130,994,476
Other Assets & Liabilities, net - 0.7%		859,545
Total Net Assets - 100.0%		$131,854,021

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	70	Jun 2022	$7,201,250	$178,804
British Pound Futures Contracts	88	Jun 2022	7,223,150	20,604
			$14,424,400	$199,408

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,205,412 (cost $1,401,294), or 0.9% of total net assets.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$94,379,868	$35,379,140	$—	$129,759,008
Exchange-Traded Funds	708,359	—	—	708,359
Money Market Fund	527,109	—	—	527,109
Currency Futures Contracts**	199,408	—	—	199,408
Total Assets	$95,814,744	$35,379,140	$—	$131,193,884

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 1.4%
Financial - 1.4%
Pershing Square Tontine Holdings Ltd. — Class A*,1	76,590	$1,523,375
KKR Acquisition Holdings I Corp. — Class A*,1	33,829	332,539
RXR Acquisition Corp. — Class A*,1	7,752	75,582
TPG Pace Beneficial II Corp.*,1	6,675	65,548
MSD Acquisition Corp. — Class A*,1	4,876	47,883
AfterNext HealthTech Acquisition Corp. — Class A*,1	4,100	39,688
Conyers Park III Acquisition Corp. — Class A*,1	3,800	37,050
Waverley Capital Acquisition Corp. 1 — Class A*,1	3,000	28,860
Colicity, Inc. — Class A*,1	2,716	26,508
Acropolis Infrastructure Acquisition Corp. — Class A*,1	2,700	26,217
Blue Whale Acquisition Corp. I — Class A*,1	2,200	21,340
Total Financial		2,224,590
Communications - 0.0%
Figs, Inc. — Class A*	1,346	28,966
Vacasa, Inc. — Class A*	3,356	27,754
Total Communications		56,720
Total Common Stocks
(Cost $2,246,547)		2,281,310

PREFERRED STOCKS†† - 4.8%
Financial - 4.8%
Wells Fargo & Co.
3.90% due 12/31/70*	450,000	431,348
4.70%	16,000	352,800
Equitable Holdings, Inc.
4.95% due 12/31/70*	550,000	540,375
4.30%	12,000	238,560
Citigroup, Inc.
3.88% due 12/31/70*	600,000	565,500
4.00% due 12/31/70*	200,000	192,000
Bank of America Corp.
4.13%*	16,000	340,960
4.38%*	12,000	259,800
4.38%*	100,000	93,980
Markel Corp.
6.00% due 12/31/70*	660,000	683,100
First Republic Bank
4.25%	24,000	498,240
4.13%	6,000	123,720
4.50%	2,000	44,160
Bank of New York Mellon Corp.
3.75% due 12/31/70*	400,000	369,760
4.70% due 12/31/70*	140,000	143,360
Charles Schwab Corp.
4.00% due 12/31/70*	500,000	449,060
JPMorgan Chase & Co.
3.65%	250,000	233,750
4.63%	8,000	176,080
MetLife, Inc.
3.85% due 12/31/70*	400,000	394,480
Public Storage
4.63%	12,755	296,936
4.13%	2,323	50,549
W R Berkley Corp.
4.13% due 03/30/61	11,288	250,593
4.25% due 09/30/60	1,845	39,225
Arch Capital Group Ltd.
4.55%	10,000	211,100
American Financial Group, Inc.
4.50% due 09/15/60	8,968	204,112
RenaissanceRe Holdings Ltd.
4.20%	8,000	168,880
Goldman Sachs Group, Inc.
3.80%	150,000	139,031
CNO Financial Group, Inc.
5.13% due 11/25/60	6,000	133,200
Kuvare US Holdings, Inc.
7.00% due 02/17/51*,3	100,000	104,000
Assurant, Inc.
5.25% due 01/15/61	4,000	92,880
Selective Insurance Group, Inc.
4.60%	4,000	83,800
Total Financial		7,905,339
Total Preferred Stocks
(Cost $8,626,177)		7,905,339

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,1	8,510	7,999
KKR Acquisition Holdings I Corp.
Expiring 12/31/27*,1	8,457	5,582
MSD Acquisition Corp.
Expiring 05/13/23*,1	974	760
RXR Acquisition Corp.
Expiring 03/08/26*,1	1,547	696
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	1,266	647
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	684	602
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*	1,366	574
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	900	428
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	1,000	380
Blue Whale Acquisition Corp.
Expiring 07/30/26*,1	550	276
Colicity, Inc.
Expiring 12/31/27*,1	542	211
Total Warrants
(Cost $65,470)		18,155

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 4.0%
Guggenheim Total Return Bond Fund — R6-Class[4]	245,584	$6,515,346
Total Mutual Funds
(Cost $6,540,145)		6,515,346

MONEY MARKET FUND† - 1.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[5]	1,713,989	1,713,989
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.15%[5]	595,083	595,083
Total Money Market Fund
(Cost $2,309,072)		2,309,072

	Face Amount~
CORPORATE BONDS†† - 39.4%
Financial - 16.2%
Pershing Square Holdings Ltd.
3.25% due 11/15/30[3]	1,000,000	917,580
3.25% due 10/01/31	1,000,000	902,000
Wells Fargo & Co.
3.07% due 04/30/41[2]	1,100,000	988,873
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	950,000	945,167
Bank of America Corp.
2.59% due 04/29/31[2]	890,000	821,084
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	700,000	556,360
3.95% due 05/15/60[3]	280,000	254,758
Reliance Standard Life Global Funding II
2.75% due 05/07/25[3]	800,000	784,449
Reinsurance Group of America, Inc.
3.15% due 06/15/30	750,000	722,402
Wilton RE Ltd.
6.00% †††,2,3,6	700,000	673,960
Macquarie Bank Ltd.
3.05% due 03/03/36[2,3]	450,000	396,318
3.62% due 06/03/30[3]	290,000	273,322
Arch Capital Group Ltd.
3.64% due 06/30/50	700,000	641,229
American International Group, Inc.
4.38% due 06/30/50	550,000	602,811
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.30% due 01/15/29	300,000	315,171
4.00% due 01/15/31	290,000	281,265
Citigroup, Inc.
2.57% due 06/03/31[2]	590,000	540,503
Intercontinental Exchange, Inc.
2.65% due 09/15/40	600,000	511,962
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	350,000	314,125
2.90% due 09/16/51[2,3]	200,000	181,053
Fidelity National Financial, Inc.
3.40% due 06/15/30	300,000	288,900
2.45% due 03/15/31	230,000	203,706
Deloitte LLP
3.56% due 05/07/30†††	500,000	478,360
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	414,755
2.90% due 12/15/31	50,000	44,693
Iron Mountain, Inc.
4.50% due 02/15/31[3]	233,000	215,178
5.63% due 07/15/32[3]	125,000	123,160
5.25% due 07/15/30[3]	117,000	114,660
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	500,000	450,801
JPMorgan Chase & Co.
2.96% due 05/13/31[2]	230,000	215,210
4.49% due 03/24/31[2]	200,000	211,988
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	450,000	419,695
Global Atlantic Finance Co.
4.70% due 10/15/51[2,3]	250,000	235,625
3.13% due 06/15/31[3]	200,000	178,954
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	228,945
3.25% due 07/15/27	200,000	184,615
Crown Castle International Corp.
2.90% due 04/01/41	250,000	206,940
3.30% due 07/01/30	201,000	192,222
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	250,000	221,892
2.69% due 06/23/32[2,3]	200,000	176,031
Safehold Operating Partnership, LP
2.85% due 01/15/32	271,000	238,763
2.80% due 06/15/31	180,000	158,064
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	410,000	394,686
Ares Finance Company II LLC
3.25% due 06/15/30[3]	410,000	393,156
Massachusetts Mutual Life Insurance Co.
3.20% due 12/01/61[3]	450,000	367,391
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	300,000	267,306
5.50% due 11/15/25[3]	100,000	97,000
National Australia Bank Ltd.
2.99% due 05/21/31[3]	400,000	362,967
Standard Chartered plc
4.64% due 04/01/31[2,3]	350,000	360,887
First American Financial Corp.
4.00% due 05/15/30	360,000	360,554
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	350,000	316,750

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 39.4% (continued)
Financial - 16.2% (continued)
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	$248,984
4.70% due 09/20/47	50,000	52,995
LPL Holdings, Inc.
4.00% due 03/15/29[3]	300,000	284,694
Belrose Funding Trust
2.33% due 08/15/30[3]	320,000	280,274
SBA Communications Corp.
3.13% due 02/01/29	250,000	227,405
3.88% due 02/15/27	50,000	48,771
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	300,000	274,199
Jefferies Group LLC
2.75% due 10/15/32	300,000	268,463
UBS Group AG
2.10% due 02/11/32[2,3]	300,000	262,301
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	290,000	252,963
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	280,000	249,660
Kennedy-Wilson, Inc.
4.75% due 03/01/29	150,000	144,620
4.75% due 02/01/30	100,000	95,091
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	250,000	239,370
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	150,000	141,485
3.60% due 09/15/51	100,000	86,274
Stewart Information Services Corp.
3.60% due 11/15/31	250,000	227,529
Societe Generale S.A.
2.89% due 06/09/32[2,3]	250,000	224,015
Assurant, Inc.
2.65% due 01/15/32	250,000	218,238
Westpac Banking Corp.
3.02% due 11/18/36[2]	150,000	133,282
2.96% due 11/16/40	100,000	84,033
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	200,000	200,678
NFP Corp.
6.88% due 08/15/28[3]	200,000	191,000
Hunt Companies, Inc.
5.25% due 04/15/29[3]	200,000	190,530
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	200,000	184,650
Primerica, Inc.
2.80% due 11/19/31	200,000	184,506
Americo Life, Inc.
3.45% due 04/15/31[3]	200,000	180,303
Lincoln National Corp.
4.38% due 06/15/50	150,000	154,411
Corebridge Financial, Inc.
4.35% due 04/05/42[3]	150,000	149,960
Kemper Corp.
2.40% due 09/30/30	170,000	148,170
Raymond James Financial, Inc.
3.75% due 04/01/51	150,000	146,589
Prudential Financial, Inc.
3.70% due 10/01/50[2]	130,000	119,132
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	110,000	106,150
Nasdaq, Inc.
3.25% due 04/28/50	110,000	94,949
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	100,000	90,309
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63% due 10/15/31	100,000	90,154
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	100,000	88,829
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	90,000	83,987
Home Point Capital, Inc.
5.00% due 02/01/26[3]	100,000	81,931
Brown & Brown, Inc.
2.38% due 03/15/31	90,000	79,067
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	71,989
CNO Financial Group, Inc.
5.25% due 05/30/29	50,000	52,600
Brookfield Finance LLC
3.45% due 04/15/50	50,000	43,904
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	35,000	36,575
Weyerhaeuser Co.
4.00% due 04/15/30	34,000	35,012
Total Financial		26,598,277
Consumer, Non-cyclical - 5.4%
CoStar Group, Inc.
2.80% due 07/15/30[3]	740,000	676,338
Altria Group, Inc.
3.70% due 02/04/51	550,000	444,252
3.40% due 05/06/30	170,000	163,495
4.45% due 05/06/50	50,000	45,373
Mozart Debt Merger Sub, Inc.
3.88% due 04/01/29[3]	550,000	508,750
BAT Capital Corp.
3.98% due 09/25/50	300,000	243,117
4.70% due 04/02/27	190,000	194,873
Quanta Services, Inc.
2.90% due 10/01/30	467,000	432,076
Johns Hopkins University
2.81% due 01/01/60	500,000	416,740
Children's Hospital Corp.
2.59% due 02/01/50	500,000	399,991

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 39.4% (continued)
Consumer, Non-cyclical - 5.4% (continued)
Royalty Pharma plc
3.55% due 09/02/50	310,000	$257,511
2.20% due 09/02/30	160,000	139,887
DaVita, Inc.
3.75% due 02/15/31[3]	303,000	265,125
4.63% due 06/01/30[3]	113,000	105,519
Kraft Heinz Foods Co.
4.38% due 06/01/46	180,000	177,775
4.88% due 10/01/49	75,000	79,022
5.50% due 06/01/50	50,000	56,776
5.00% due 06/04/42	50,000	53,405
Global Payments, Inc.
2.90% due 05/15/30	210,000	193,818
2.90% due 11/15/31	140,000	127,549
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	250,000	219,514
3.00% due 10/15/30[3]	110,000	99,832
US Foods, Inc.
6.25% due 04/15/25[3]	200,000	205,000
4.75% due 02/15/29[3]	89,000	84,884
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[3]	200,000	180,002
4.38% due 02/02/52[3]	100,000	86,988
Becle, SAB de CV
2.50% due 10/14/31[3]	250,000	221,775
Post Holdings, Inc.
4.50% due 09/15/31[3]	250,000	221,498
California Institute of Technology
3.65% due 09/01/19	225,000	192,970
TriNet Group, Inc.
3.50% due 03/01/29[3]	200,000	183,750
Triton Container International Ltd.
3.15% due 06/15/31[3]	200,000	182,857
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[3]	200,000	181,108
Central Garden & Pet Co.
4.13% due 04/30/31[3]	100,000	90,000
4.13% due 10/15/30	75,000	67,687
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	152,813
Hologic, Inc.
3.25% due 02/15/29[3]	150,000	140,065
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[3]	150,000	136,875
Universal Health Services, Inc.
2.65% due 10/15/30[3]	150,000	136,172
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	150,000	133,003
Avantor Funding, Inc.
4.63% due 07/15/28[3]	125,000	123,625
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 07/15/29[3]	100,000	99,750
Block, Inc.
2.75% due 06/01/26[3]	100,000	94,522
Gartner, Inc.
3.75% due 10/01/30[3]	100,000	93,875
Syneos Health, Inc.
3.63% due 01/15/29[3]	100,000	92,375
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	100,000	92,113
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[3]	100,000	91,489
Service Corporation International
3.38% due 08/15/30	100,000	90,088
GXO Logistics, Inc.
2.65% due 07/15/31[3]	100,000	86,710
Tenet Healthcare Corp.
4.63% due 06/15/28[3]	75,000	73,594
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[3]	50,000	46,125
Total Consumer, Non-cyclical		8,882,451
Industrial - 4.3%
Boeing Co.
5.15% due 05/01/30	970,000	1,034,464
5.81% due 05/01/50	490,000	565,821
5.71% due 05/01/40	490,000	547,551
2.20% due 02/04/26	200,000	189,083
Amsted Industries, Inc.
4.63% due 05/15/30[3]	470,000	445,433
Stadco LA, LLC
3.75% due 05/15/56†††	500,000	445,307
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	404,272
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]	450,000	365,544
TD SYNNEX Corp.
2.65% due 08/09/31[3]	250,000	214,686
2.38% due 08/09/28[3]	150,000	135,010
Flowserve Corp.
3.50% due 10/01/30	270,000	255,705
2.80% due 01/15/32	100,000	88,446
Owens Corning
3.88% due 06/01/30	320,000	323,140
Textron, Inc.
2.45% due 03/15/31	350,000	316,876
Vontier Corp.
2.95% due 04/01/31	350,000	310,818
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	350,000	307,303

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 39.4% (continued)
Industrial - 4.3% (continued)
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[3]	250,000	$240,856
Standard Industries, Inc.
4.38% due 07/15/30[3]	125,000	114,495
3.38% due 01/15/31[3]	125,000	109,375
GATX Corp.
4.00% due 06/30/30	140,000	141,923
3.50% due 03/15/28	50,000	49,715
Weir Group plc
2.20% due 05/13/26[3]	200,000	186,785
Howmet Aerospace, Inc.
6.75% due 01/15/28	145,000	157,325
Berry Global, Inc.
1.57% due 01/15/26	50,000	46,579
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	46,532
Graphic Packaging International LLC
3.50% due 03/01/29[3]	11,000	10,120
Total Industrial		7,053,164
Consumer, Cyclical - 3.7%
Marriott International, Inc.
4.63% due 06/15/30	340,000	352,135
3.50% due 10/15/32	330,000	314,117
5.75% due 05/01/25	250,000	265,434
2.85% due 04/15/31	170,000	155,158
2.75% due 10/15/33	100,000	88,252
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	1,070,000	1,146,093
Magallanes, Inc.
4.28% due 03/15/32[3]	400,000	401,779
5.14% due 03/15/52[3]	200,000	204,619
Hyatt Hotels Corp.
5.38% due 04/23/25	220,000	230,935
5.75% due 04/23/30	190,000	209,938
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[3]	400,000	375,466
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	350,000	364,875
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	350,049
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[3]	300,000	270,611
3.88% due 01/15/28[3]	55,000	52,114
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	300,000	301,743
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[3]	250,000	241,601
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	198,000	192,869
United Airlines, Inc.
4.38% due 04/15/26[3]	150,000	147,551
Scotts Miracle-Gro Co.
4.00% due 04/01/31	150,000	130,798
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[3]	100,000	94,750
British Airways Class A Pass Through Trust
2.90% due 03/15/35[3]	99,933	91,819
Allison Transmission, Inc.
3.75% due 01/30/31[3]	100,000	90,715
WMG Acquisition Corp.
3.00% due 02/15/31[3]	75,000	67,125
Aramark Services, Inc.
5.00% due 02/01/28[3]	10,000	9,700
Total Consumer, Cyclical		6,150,246
Communications - 3.6%
Paramount Global
4.95% due 01/15/31	617,000	655,859
4.95% due 05/19/50	320,000	334,448
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	625,000	563,309
2.25% due 01/15/29	100,000	89,987
3.90% due 06/01/52	50,000	42,165
Level 3 Financing, Inc.
3.63% due 01/15/29[3]	330,000	288,750
4.25% due 07/01/28[3]	288,000	264,386
3.75% due 07/15/29[3]	100,000	88,623
British Telecommunications plc
4.88% due 11/23/81[2,3]	350,000	332,500
9.63% due 12/15/30	100,000	136,436
AT&T, Inc.
2.75% due 06/01/31	410,000	384,449
CSC Holdings LLC
4.13% due 12/01/30[3]	200,000	175,373
3.38% due 02/15/31[3]	200,000	168,500
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]	300,000	286,131
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	300,000	279,750
Cable One, Inc.
4.00% due 11/15/30[3]	300,000	276,666
UPC Broadband Finco BV
4.88% due 07/15/31[3]	250,000	234,717
Vodafone Group plc
4.13% due 06/04/81[2]	250,000	226,985
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[3]	200,000	192,000
Altice France S.A.
5.13% due 07/15/29[3]	200,000	179,250

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 39.4% (continued)
Communications - 3.6% (continued)
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]	180,000	$168,511
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[3]	150,000	144,750
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[3]	150,000	137,920
Lamar Media Corp.
3.63% due 01/15/31	100,000	91,813
Switch Ltd.
3.75% due 09/15/28[3]	50,000	48,487
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25% due 02/01/31[3]	50,000	45,375
T-Mobile USA, Inc.
2.88% due 02/15/31	50,000	45,047
Total Communications		5,882,187
Energy - 2.4%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	700,000	631,922
2.94% due 09/30/40[3]	350,000	315,585
BP Capital Markets plc
4.88% [2,6]	880,000	882,200
Qatar Energy
3.30% due 07/12/51[3]	250,000	229,456
3.13% due 07/12/41[3]	250,000	227,463
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	400,000	418,307
Occidental Petroleum Corp.
4.63% due 06/15/45	200,000	194,000
3.00% due 02/15/27	70,000	68,425
ITT Holdings LLC
6.50% due 08/01/29[3]	250,000	230,930
Magellan Midstream Partners, LP
3.25% due 06/01/30	190,000	184,940
Valero Energy Corp.
2.15% due 09/15/27	140,000	130,924
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	110,000	111,161
NuStar Logistics, LP
5.63% due 04/28/27	100,000	97,837
Parkland Corp.
4.63% due 05/01/30[3]	100,000	93,000
DCP Midstream Operating, LP
3.25% due 02/15/32	100,000	90,000
Total Energy		3,906,150
Technology - 1.8%
Broadcom, Inc.
4.15% due 11/15/30	484,000	490,529
2.45% due 02/15/31[3]	300,000	267,623
3.19% due 11/15/36[3]	26,000	22,570
Workday, Inc.
3.80% due 04/01/32	400,000	399,239
NetApp, Inc.
2.70% due 06/22/30	412,000	380,150
Qorvo, Inc.
4.38% due 10/15/29	170,000	170,057
3.38% due 04/01/31[3]	100,000	90,935
Citrix Systems, Inc.
1.25% due 03/01/26	250,000	243,054
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	250,000	231,613
Oracle Corp.
3.95% due 03/25/51	250,000	218,554
Leidos, Inc.
2.30% due 02/15/31	250,000	216,713
Boxer Parent Company, Inc.
7.13% due 10/02/25[3]	100,000	103,654
MSCI, Inc.
3.63% due 09/01/30[3]	75,000	70,304
3.88% due 02/15/31[3]	15,000	14,222
Twilio, Inc.
3.63% due 03/15/29	38,000	35,815
Total Technology		2,955,032
Basic Materials - 1.1%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[3]	460,000	439,903
4.20% due 05/13/50[3]	220,000	213,961
Anglo American Capital plc
5.63% due 04/01/30[3]	200,000	220,438
2.63% due 09/10/30[3]	200,000	181,342
Alcoa Nederland Holding BV
5.50% due 12/15/27[3]	200,000	207,016
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	190,000	180,975
INEOS Quattro Finance 2 plc
3.38% due 01/15/26[3]	150,000	139,658
Yamana Gold, Inc.
2.63% due 08/15/31	150,000	134,361
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	100,000	89,640
Valvoline, Inc.
4.25% due 02/15/30[3]	50,000	45,629
Total Basic Materials		1,852,923
Utilities - 0.9%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	800,000	733,514
AES Corp.
3.95% due 07/15/30[3]	220,000	217,944
NRG Energy, Inc.
2.45% due 12/02/27[3]	200,000	184,461
Enel Finance International N.V.
2.88% due 07/12/41[3]	200,000	164,816
Clearway Energy Operating LLC
3.75% due 02/15/31[3]	100,000	93,510

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 39.4% (continued)
Utilities - 0.9% (continued)
Xcel Energy, Inc.
2.35% due 11/15/31	60,000	$54,549
Total Utilities		1,448,794
Total Corporate Bonds
(Cost $69,070,358)		64,729,224

ASSET-BACKED SECURITIES†† - 20.5%
Collateralized Loan Obligations - 13.0%
Octagon Investment Partners 49 Ltd.
2021-5A, 1.79% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,3	1,750,000	1,730,806
BXMT Ltd.
2020-FL2, 1.32% (30 Day Average SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	1,000,000	984,385
2020-FL3, 2.72% (30 Day Average SOFR + 2.66%, Rate Floor: 2.55%) due 11/15/37◊,3	250,000	246,697
LoanCore Issuer Ltd.
2019-CRE2, 1.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,3	550,000	548,773
2021-CRE6, 2.49% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,3	500,000	489,309
Cerberus Loan Funding XXX, LP
2020-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,3	1,000,000	1,004,481
Woodmont Trust
2020-7A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,3	1,000,000	1,004,162
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,3	1,000,000	1,000,100
Palmer Square Loan Funding Ltd.
2022-1A, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,3	1,000,000	1,000,000
MidOcean Credit CLO VII
2020-7A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29◊,3	1,000,000	991,624
LCCM Trust
2021-FL3, 1.85% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,3	600,000	593,604
2021-FL3, 2.20% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38◊,3	400,000	393,999
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.62% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,3	850,000	837,505
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,7]	1,000,000	820,944
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.36% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,3	750,000	749,638
STWD Ltd.
2019-FL1, 2.02% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 07/15/38◊	750,000	743,060
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,3	750,000	738,255
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,3	500,000	502,063
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,3	500,000	501,155
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,3	500,000	497,728

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.5% (continued)
Collateralized Loan Obligations - 13.0% (continued)
Cerberus Loan Funding XXVI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,3	500,000	$497,461
GPMT Ltd.
2019-FL2, 2.35% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36◊	500,000	497,459
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,3	500,000	496,909
Golub Capital Partners CLO 54M L.P
2021-54A, 2.97% (3 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 08/05/33◊,3	500,000	492,279
Cerberus Loan Funding XXXIII, LP
2021-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,3	500,000	491,613
HERA Commercial Mortgage Ltd.
2021-FL1, 2.07% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,3	500,000	491,465
CHCP Ltd.
2021-FL1, 2.27% (30 Day Average SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊	500,000	488,873
KREF
2021-FL2, 2.44% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,3	500,000	483,540
Wellfleet CLO Ltd.
2020-2A, 1.31% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,3	477,703	475,842
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,3	393,567	391,481
Treman Park CLO Ltd.
2015-1A, due 10/20/28[3,7]	500,000	391,097
ABPCI Direct Lending Fund CLO IV LLC
2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/06/29◊,†††	250,000	250,281
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,3	250,000	250,034
Diamond CLO Ltd.
2021-1A, 1.71% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29◊,3	250,000	249,885
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,3	44,948	44,932
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,8]	600,000	120
Total Collateralized Loan Obligations		21,371,559
Transport-Aircraft - 1.9%
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	460,536	421,775
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	478,812	395,944
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	429,293	378,482
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]	407,700	371,064
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	400,402	361,100
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	371,590	343,852
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	244,792	225,426
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	242,425	223,336

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.5% (continued)
Transport-Aircraft - 1.9% (continued)
Raspro Trust
2005-1A, 1.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,3	219,914	$218,875
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	146,628	141,937
Total Transport-Aircraft		3,081,791
Whole Business - 1.6%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	985,000	939,554
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	495,000	493,620
Wingstop Funding LLC
2022-1A, 3.73% due 03/05/52[3]	500,000	478,738
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	496,250	446,234
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[3]	247,500	223,800
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	95,250	96,853
Total Whole Business		2,678,799
Net Lease - 1.5%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	1,119,525	1,101,156
Capital Automotive REIT
2021-1A, 2.76% due 08/15/51[3]	500,000	456,790
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	400,000	365,237
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	249,010	246,612
CF Hippolyta LLC
2020-1, 2.28% due 07/15/60[3]	230,126	217,031
Total Net Lease		2,386,826
Collateralized Debt Obligations - 1.3%
Anchorage Credit Funding Ltd.
2021-13A, 2.88% due 07/27/39[3]	1,000,000	980,841
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[3]	750,000	730,952
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[3]	500,000	474,610
Total Collateralized Debt Obligations		2,186,403
Financial - 0.9%
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[3]	478,293	478,735
Madison Avenue Secured Funding Trust Series
2021-1, 1.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,3	450,000	450,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	211,867	200,544
Nassau LLC
2019-1, 3.98% due 08/15/34[3]	177,187	174,076
Lightning A
5.50% due 03/01/37†††	88,000	88,000
Thunderbird A
5.50% due 03/01/37†††	80,000	80,000
Total Financial		1,471,355
Infrastructure - 0.2%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	250,000	243,502
Transport-Container - 0.1%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	209,276	202,729
Total Asset-Backed Securities
(Cost $34,391,669)		33,622,964

U.S. GOVERNMENT SECURITIES†† - 12.5%
U.S. Treasury Notes
1.88% due 02/15/32[9]	14,500,000	13,924,531
U.S. Treasury Bonds
2.00% due 08/15/51[14]	4,500,000	4,059,844
1.88% due 11/15/51	2,250,000	1,973,672
1.88% due 02/15/51	600,000	524,273
Total U.S. Government Securities
(Cost $21,623,793)		20,482,320

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.3%
Residential Mortgage-Backed Securities - 7.2%
PRPM LLC
2022-1, 3.72% due 02/25/27[3,10]	500,000	491,146
2021-5, 1.79% due 06/25/26[3,10]	456,023	432,199

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.3% (continued)
Residential Mortgage-Backed Securities - 7.2% (continued)
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,3	924,890	$904,491
Legacy Mortgage Asset Trust
2021-GS5, 2.25% due 07/25/67[3,10]	468,624	446,333
2021-GS3, 1.75% due 07/25/61[3,10]	447,896	426,339
Ameriquest Mortgage Securities Trust
2006-M3, 0.62% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36◊	2,148,405	826,689
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.58% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	1,302,909	787,065
FKRT
2.21% due 11/30/58†††,8	750,000	722,250
Home Equity Loan Trust
2007-FRE1, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	627,097	599,648
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,3	561,116	549,756
Towd Point Revolving Trust
4.83% due 09/25/64[8]	500,000	500,414
First Franklin Mortgage Loan Trust 2006-FF16
2006-FF16, 0.88% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 12/25/36◊	931,185	495,599
ZH Trust
2021-1, 2.25% due 02/18/27[3]	500,000	490,919
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,10]	496,856	469,846
LSTAR Securities Investment Ltd.
2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,8	255,221	253,124
2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,8	216,229	214,679
NovaStar Mortgage Funding Trust Series
2007-2, 0.66% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	478,133	466,428
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[3,10]	486,559	465,550
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,3	483,751	459,907
Master Asset-Backed Securities Trust
2006-WMC4, 0.61% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	1,156,982	454,894
HarborView Mortgage Loan Trust
2006-14, 0.60% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47◊	372,108	344,696
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.59% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37◊,3	337,121	323,882
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[11]	1,897,185	297,654
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	200,000	197,382
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.98% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	217,081	188,020
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	49,983	49,414

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.3% (continued)
Residential Mortgage-Backed Securities - 7.2% (continued)
Morgan Stanley Re-REMIC Trust
2010-R5, 2.24% due 06/26/36[3]	44,451	$40,930
Total Residential Mortgage-Backed Securities		11,899,254
Commercial Mortgage Backed Securities - 1.5%
BX Commercial Mortgage Trust
2022-LP2, 2.01% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,3	500,000	488,723
2021-VOLT, 2.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,3	350,000	336,711
GS Mortgage Securities Trust
2020-GC45, 0.67% (WAC) due 02/13/53◊,11	9,968,346	406,116
Extended Stay America Trust
2021-ESH, 2.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,3	248,471	244,727
Life Mortgage Trust
2021-BMR, 2.75% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 03/15/38◊,3	245,743	235,285
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.43% (WAC) due 01/15/59◊,11	3,737,631	158,446
2015-NXS1, 2.63% due 05/15/48	19,865	19,851
CFCRE Commercial Mortgage Trust
2016-C3, 0.99% (WAC) due 01/10/48◊,11	5,504,127	174,272
Citigroup Commercial Mortgage Trust
2016-GC37, 1.69% (WAC) due 04/10/49◊,11	3,103,452	164,304
COMM Mortgage Trust
2015-CR26, 0.92% (WAC) due 10/10/48◊,11	6,075,069	157,537
Total Commercial Mortgage Backed Securities		2,385,972
Government Agency - 1.4%
Fannie Mae
3.83% due 05/01/49	1,000,000	1,055,002
2.41% due 12/01/41	1,000,000	870,696
Fannie Mae-Aces
1.46% (WAC) due 03/25/35◊,11	3,408,880	400,407
Total Government Agency		2,326,105
Military Housing - 1.2%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,†††,3	928,075	1,023,275
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	931,438	1,014,252
Total Military Housing		2,037,527
Total Collateralized Mortgage Obligations
(Cost $19,478,608)		18,648,858

SENIOR FLOATING RATE INTERESTS††,◊ - 5.4%
Consumer, Cyclical - 1.1%
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		382,927	376,762
7.16% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		117,498	115,606
BGIS (BIFM CA Buyer, Inc.)
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26†††		294,078	288,932
Zephyr Bidco Ltd.
5.47% (1 Month GBP SONIA + 4.75%, Rate Floor: 5.23%) due 07/23/25	GBP	200,000	256,051
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28		199,000	197,480
CNT Holdings I Corp.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/08/27		198,000	196,721
Pacific Bells, LLC
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 11/10/28†††		148,082	146,416
SP PF Buyer LLC
4.96% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25		148,092	140,502

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.4% (continued)
Consumer, Cyclical - 1.1% (continued)
New Trojan Parent, Inc.
3.75% ((1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%), Rate Floor: 3.75%) due 01/06/28	99,250	$95,900
Total Consumer, Cyclical		1,814,370
Industrial - 1.0%
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	396,000	393,525
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	250,000	259,063
American Bath Group LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	257,434	249,752
TK Elevator Midco GmbH
4.02% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	197,512	195,415
Air Canada
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	150,000	148,437
Berry Global, Inc.
2.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	134,041	131,967
TransDigm, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	127,714	125,479
Anchor Packaging LLC
4.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26	98,481	96,511
Service Logic Acquisition, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	91,751	90,680
Total Industrial		1,690,829
Financial - 1.0%
Citadel Securities, LP
2.93% (1 Month USD Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28	446,625	443,673
Jane Street Group LLC
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	296,250	291,622
Higginbotham Insurance Agency, Inc.
6.25% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/25/26†††	210,113	207,676
Trans Union LLC
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28	173,694	172,174
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	149,250	147,757
USI, Inc.
4.26% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26	147,739	146,384
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	98,496	97,881
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	98,750	97,022
Total Financial		1,604,189
Consumer, Non-cyclical - 0.9%
Del Monte Foods, Inc.
due 02/16/29	250,000	245,938
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	247,500	243,169
Quirch Foods Holdings LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/27/27	198,992	197,500
Mission Veterinary Partners
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	149,250	147,384
Southern Veterinary Partners LLC
5.00% (6 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	148,215	146,918
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	148,550	146,322
Avantor Funding, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 11/08/27	98,754	97,854
Sunshine Investments B.V.
3.22% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/28/25	97,980	97,000

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.4% (continued)
Consumer, Non-cyclical - 0.9% (continued)
Elanco Animal Health, Inc.
1.98% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27		94,452	$92,829
National Mentor Holdings, Inc.
4.64% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28		94,856	91,602
Total Consumer, Non-cyclical			1,506,516
Technology - 0.8%
Datix Bidco Ltd.
4.96% (6 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	300,000	392,368
Planview Parent, Inc.
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27		246,875	243,480
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		243,028	240,977
Nielsen Finance LLC
2.31% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/04/23		210,946	210,617
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28		99,500	99,085
Dun & Bradstreet
3.70% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26		98,502	97,464
Total Technology			1,283,991
Utilities - 0.2%
Hamilton Projects Acquiror LLC
5.51% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27		385,113	377,091
Basic Materials - 0.2%
Illuminate Buyer LLC
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27		234,976	226,901
GrafTech Finance, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25		71,752	70,765
Total Basic Materials			297,666
Communications - 0.1%
Syndigo LLC
5.25% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††		198,000	195,030
Authentic Brands
due 12/10/28		53,731	52,791
Total Communications			247,821
Energy - 0.1%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28		97,510	96,047
Total Senior Floating Rate Interests
(Cost $8,985,672)			8,918,520

FEDERAL AGENCY BONDS†† - 1.6%
Tennessee Valley Authority
4.25% due 09/15/65	1,000,000	1,215,606
5.38% due 04/01/56	750,000	1,072,408
Tennessee Valley Authority Principal Strips
due 01/15/48[12,13]	500,000	207,441
Freddie Mac
due 11/15/38[12]	100,000	59,474
Total Federal Agency Bonds
(Cost $2,625,799)		2,554,929

MUNICIPAL BONDS†† - 0.8%
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	300,000	278,162
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	275,000	247,146
Total New York		525,308
Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	377,778	426,771
Texas - 0.2%
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	500,000	425,126
Total Municipal Bonds
(Cost $1,459,335)		1,377,205

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

		Contracts/Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	$40,900,000	$5,317
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	16,900,000	2,197
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	14,200,000	710
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	4,500,000	225
Total OTC Options Purchased
(Cost $162,795)			8,449
Total Investments - 103.1%
(Cost $177,585,440)			$169,371,691

LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $2,152)	1	(50)
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $4,304)	2	(135)
Total Listed Options Written
(Premiums received $3,216)		(185)
Other Assets & Liabilities, net - (3.1)%		(5,025,625)
Total Net Assets - 100.0%		$164,345,881

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.14%	Annually	05/28/25	$5,000,000	$(337,377)	$204	$(337,581)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	GBP	Sell	500,000	651,393 USD	04/14/22	$(5,391)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $70,860,151 (cost $74,436,992), or 43.1% of total net assets.
[4]	Affiliated issuer.
[5]	Rate indicated is the 7-day yield as of March 31, 2022.
[6]	Perpetual maturity.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,690,587 (cost $1,721,439), or 1.0% of total net assets — See Note 6.
[9]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2022, the total market value of segregated or earmarked security was $13,924,531 — See Note 2.
[10]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2022. See table below for additional step information for each security.
[11]	Security is an interest-only strip.
[12]	Zero coupon rate security.
[13]	Security is a principal-only strip.
[14]	All or a portion of this security is pledged as interest rate swap collateral at March 31, 2022.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

BofA — Bank of America
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,281,310	$—	$—	$2,281,310
Preferred Stocks	—	7,905,339	—	7,905,339
Warrants	18,155	—	—	18,155
Mutual Funds	6,515,346	—	—	6,515,346
Money Market Fund	2,309,072	—	—	2,309,072
Corporate Bonds	—	62,398,083	2,331,141	64,729,224
Asset-Backed Securities	—	32,554,139	1,068,825	33,622,964
U.S. Government Securities	—	20,482,320	—	20,482,320
Collateralized Mortgage Obligations	—	15,889,081	2,759,777	18,648,858
Senior Floating Rate Interests	—	7,195,730	1,722,790	8,918,520
Federal Agency Bonds	—	2,554,929	—	2,554,929
Municipal Bonds	—	1,377,205	—	1,377,205
Options Purchased	—	8,449	—	8,449
Total Assets	$11,123,883	$150,365,275	$7,882,533	$169,371,691

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$185	$—	$—	$185
Interest Rate Swap Agreements**	—	337,581	—	337,581
Forward Foreign Currency Exchange Contracts**	—	5,391	—	5,391
Unfunded Loan Commitments (Note 5)	—	—	9,111	9,111
Total Liabilities	$185	$342,972	$9,111	$352,268

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $9,593,773 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$450,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	250,281	Option adjusted spread off third party pricing	Trade Price	—	—
Asset-Backed Securities	200,544	Yield Analysis	Yield	4.8%	—
Asset-Backed Securities	168,000	Third Party Pricing	Trade Price
Collateralized Mortgage Obligations	2,037,527	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	722,250	Model Price	Market Comparable Yields	4.7%	—
Corporate Bonds	1,657,181	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	673,960	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	1,092,412	Yield Analysis	Yield	5.6%-7.3%	6.6%
Senior Floating Rate Interests	630,378	Third Party Pricing	Broker Quote	—	—
Total Assets	$7,882,533
Liabilities:
Unfunded Loan Commitments	$9,111	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2022, the Fund had securities with a total value of $885,348 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $340,971 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$357,878	$2,953,298	$2,552,806	$1,609,782	$7,473,764	$(4,803)
Purchases/(Receipts)	278,000	-	-	37,540	315,540	-
(Sales, maturities and paydowns)/Fundings	(8,134)	(4,639)	-	(2,027)	(14,800)	439
Amortization of premiums/discounts	-	(1,438)	-	867	(571)	(1,227)
Total realized gains (losses) included in earnings	-	-	-	-	-	292
Total change in unrealized appreciation (depreciation) included in earnings	(8,919)	(187,444)	(221,665)	(17,749)	(435,777)	(3,812)
Transfers into Level 3	450,000	-	-	435,348	885,348	-
Transfers out of Level 3	-	-	-	(340,971)	(340,971)	-
Ending Balance	$1,068,825	$2,759,777	$2,331,141	$1,722,790	$7,882,533	$(9,111)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$(8,919)	$(187,444)	$(221,665)	$(14,676)	$(432,704)	$(5,165)

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Total Return Bond Fund — R6-Class	$6,967,697	$48,637	$–	$–	$(500,988)	$6,515,346	245,584	$49,513

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial - 0.0%
BP Holdco LLC*,1	11,609	$8,184
Vector Phoenix Holdings, LP*	11,609	3,193
API Heat Transfer Parent LLC*	292,731	29
Total Industrial		11,406
Total Common Stocks
(Cost $88,565)		11,406

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	36	–
Total Preferred Stocks
(Cost $28,949)		–

EXCHANGE-TRADED FUNDS† - 2.0%
SPDR Blackstone Senior Loan ETF	20,200	908,192
Total Exchange-Traded Funds
(Cost $901,253)		908,192

MONEY MARKET FUND† - 10.0%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.10%[2]	4,567,091	4,567,091
Total Money Market Fund
(Cost $4,567,091)		4,567,091

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 92.7%
Industrial - 22.5%
Berry Global, Inc.
2.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	547,879	539,403
Quikrete Holdings, Inc.
due 06/11/28	500,000	490,280
Beacon Roofing Supply, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/19/28	496,250	488,275
Genesee & Wyoming, Inc.
3.01% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 12/30/26	492,728	486,722
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	497,806	484,600
Gardner Denver, Inc.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	490,000	481,121
Reynolds Group Holdings, Inc.
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/26	493,927	480,447
TransDigm, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	487,510	478,218
Brown Group Holding LLC
3.51% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 06/07/28	484,271	477,007
Arcline FM Holdings LLC
5.50% (6 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	482,575	475,539
Hunter Douglas, Inc.
4.00% (3 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	450,000	440,437
Park River Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	448,869	438,370
Cushman & Wakefield US Borrower LLC
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	443,216	436,568
Filtration Group Corp.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	432,855	426,046
LTI Holdings, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	389,939	380,596
WP CPP Holdings LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	373,444	352,639
Engineered Machinery Holdings, Inc.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 05/19/28	350,000	344,652
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	282,324	280,560
BWAY Holding Co.
3.48% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	252,779	248,881
Griffon Corporation
3.27% (3 Month USD Term SOFR + 2.75%, Rate Floor: 3.25%) due 01/24/29	200,000	197,688
STS Operating, Inc. (SunSource)
due 12/11/24	200,000	196,850
DG Investment Intermediate Holdings 2, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 03/31/28	198,507	196,273

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 92.7% (continued)
Industrial - 22.5% (continued)
American Bath Group LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	199,021	$193,082
Titan Acquisition Ltd. (Husky)
3.35% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	192,499	188,032
Pro Mach Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	187,151	186,114
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	150,500	155,956
PECF USS Intermediate Holding III Corp.
4.76% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	154,613	152,957
Berlin Packaging LLC
4.28% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.25%) due 03/13/28	149,625	148,054
Air Canada
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	100,000	98,958
USIC Holding, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28	99,500	98,381
TK Elevator Midco GmbH
4.02% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	98,756	97,707
API Heat Transfer
12.00% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 12.00%) due 01/01/24†††,3	201,365	60,409
12.00% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 12.00%) due 10/02/23†††,3	37,003	27,753
United Airlines, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	80,423	79,351
Total Industrial		10,307,926
Consumer, Non-cyclical - 21.3%
Agiliti
3.00% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26†††	498,715	494,974
Medline Borrower LP
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28	500,000	494,750
Electron BidCo, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 11/01/28	500,000	493,905
KDC US Holdings, Inc.
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25	498,715	489,987
Aramark Services, Inc.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25	500,000	489,500
Froneri US, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	491,250	481,690
VC GB Holdings I Corp.
4.51% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/21/28	498,750	481,294
Bombardier Recreational Products, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	480,700	470,966
Elanco Animal Health, Inc.
1.98% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	472,262	464,144
Grifols Worldwide Operations USA, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.11%) due 11/15/27	465,476	457,097
Hostess Brands LLC
3.00% ((1 Month USD LIBOR + 2.25%) and (3 Month USD LIBOR + 2.25%), Rate Floor: 3.00%) due 08/04/25	447,704	441,387
National Mentor Holdings, Inc.
4.64% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	429,626	414,886
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	17,906	17,292
US Foods, Inc.
3.00% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/14/26	439,875	430,378

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 92.7% (continued)
Consumer, Non-cyclical - 21.3% (continued)
Medical Solutions Parent Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/01/28	420,000	$415,800
Triton Water Holdings, Inc.
4.51% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	397,000	386,579
Hearthside Group Holdings LLC
4.14% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	381,298	366,702
Phoenix Newco, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/15/28	250,000	247,947
Mission Veterinary Partners
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	248,750	245,641
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	248,248	243,904
Reynolds Consumer Products LLC
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/04/27	222,410	218,438
Sigma Holding BV (Flora Food)
3.35% (6 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	240,625	217,852
Dermatology Intermediate Holdings III, Inc.
due 03/23/29	202,205	199,172
Avantor Funding, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 11/08/27	199,000	197,187
Osmosis Holdings Australia II Pty Ltd.
4.25% (1 Week USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/31/28	100,000	98,969
due 07/31/28	81,481	80,565
Aveanna Healthcare LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/17/28	161,858	157,367
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	149,235	148,302
Del Monte Foods, Inc.
due 02/16/29	150,000	147,562
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	148,500	137,982
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28	99,000	92,514
Total Consumer, Non-cyclical		9,724,733
Consumer, Cyclical - 13.8%
1011778 BC Unlimited Liability Co.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	541,615	529,315
Prime Security Services Borrower LLC
3.50% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.50%) due 09/23/26	500,000	495,835
Hilton Worldwide Finance LLC
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/22/26	500,000	494,315
Station Casinos LLC
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.50%) due 02/08/27	497,432	490,110
Wyndham Hotels & Resorts, Inc.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 05/30/25	492,946	487,928
Go Daddy Operating Company LLC
2.20% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24	491,387	487,495
PCI Gaming Authority, Inc.
2.96% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/29/26	473,016	468,801
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28	450,000	445,311
Stars Group (Amaya)
3.26% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	447,750	443,738
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	446,874	442,406

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 92.7% (continued)
Consumer, Cyclical - 13.8% (continued)
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	348,250	$346,798
IBC Capital Ltd.
4.67% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	335,041	327,083
Scientific Games Holdings, LP
due 02/03/29	250,000	247,410
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	149,250	148,110
Thevelia US LLC
due 02/09/29	150,000	147,750
WIRB - Copernicus Group, Inc.
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	99,747	99,206
Rent-A-Center, Inc.
3.81% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	99,250	97,079
WW International, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	94,500	85,759
EG Finco Ltd.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	37,574	36,903
Total Consumer, Cyclical		6,321,352
Communications - 10.9%
SBA Senior Finance II LLC
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/11/25	548,575	541,186
CSC Holdings LLC
2.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	503,039	493,924
Level 3 Financing, Inc.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	500,000	490,155
SFR Group S.A.
3.93% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26	475,159	463,727
Playtika Holding Corp.
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	446,617	439,408
Virgin Media Bristol LLC
2.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	415,406	409,760
Ziggo Financing Partnership
2.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	393,564
Zayo Group Holdings, Inc.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	390,384
McGraw Hill LLC
5.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	348,250	344,224
Xplornet Communications, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	298,500	292,467
Internet Brands, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	244,135	240,847
Altice US Finance I Corp.
2.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	194,000	191,090
Authentic Brands
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	160,683	159,210
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	149,250	147,852
Total Communications		4,997,798
Financial - 10.7%
HUB International Ltd.
3.27% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	487,374	481,330
5.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25	99,748	99,023
USI, Inc.
4.01% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	497,396	493,655
Alliant Holdings Intermediate LLC
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	497,416	491,377
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	494,498	485,844
NFP Corp.
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	484,206	474,827

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 92.7% (continued)
Financial - 10.7% (continued)
Trans Union LLC
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/13/26		443,022	$436,044
Virtu Financial
3.50% (1 Month USD Term SOFR + 3.00%, Rate Floor: 3.50%) due 01/13/29		400,000	395,500
FleetCor Technologies Operating Company LLC
2.21% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/28/28		398,998	391,661
Focus Financial Partners LLC
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24		393,862	388,037
Citadel Securities, LP
2.93% (1 Month USD Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28		248,125	246,485
Aretec Group, Inc.
4.71% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25		241,875	239,558
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26		203,861	203,352
Jane Street Group LLC
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28		79,386	78,146
Total Financial			4,904,839
Technology - 9.5%
Emerald TopCo, Inc. (Press Ganey)
3.80% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		505,707	498,359
Informatica LLC
3.25% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/27/28		500,000	494,250
Boxer Parent Company, Inc.
4.76% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/02/25		467,503	464,292
Athenahealth Group, Inc.
4.00% (1 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/15/29		427,536	422,299
RealPage, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 04/24/28		399,000	393,973
WEX, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/31/28		396,000	390,698
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		291,634	289,172
Ascend Learning LLC
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/11/28		250,000	246,937
Project Ruby Ultimate Parent Corp.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28		198,000	195,822
Polaris Newco LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28		164,007	162,653
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28		148,875	148,084
Sabre GLBL, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/17/27		148,875	147,014
Conair Holdings LLC
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28		149,250	146,638
TIBCO Software, Inc.
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26		135,585	134,738
Entegris, Inc.
due 03/02/29		100,000	99,667
CoreLogic, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28		99,500	98,195
Total Technology			4,332,791
Basic Materials - 3.6%
Diamond BC BV
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 09/29/28		498,750	488,027
Messer Industries USA, Inc.
2.96% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26		491,551	484,109
CTEC III GmbH
due 01/19/29	EUR	400,000	438,119
INEOS Ltd.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26		148,875	146,046

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 92.7% (continued)
Basic Materials - 3.6% (continued)
W.R. Grace Holdings LLC
4.81% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28	99,750	$98,753
Total Basic Materials		1,655,054
Energy - 0.4%
TransMontaigne Operating Company LP
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/17/28	199,500	198,045
Total Senior Floating Rate Interests
(Cost $43,103,756)		42,442,538
Total Investments - 104.7%
(Cost $48,689,614)		$47,929,227
Other Assets & Liabilities, net - (4.7)%		(2,132,124)
Total Net Assets - 100.0%		$45,797,103

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.
[3]	Payment-in-kind security.

EUR — Euro
LIBOR — London Interbank Offered Rate
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$11,406		$11,406
Preferred Stocks	—	—	—	*	—
Exchange-Traded Funds	908,192	—	—		908,192
Money Market Fund	4,567,091	—	—		4,567,091
Senior Floating Rate Interests	—	41,859,402	583,136		42,442,538
Total Assets	$5,475,283	$41,859,402	$594,542		$47,929,227

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$3,581	$3,581

*	Security has a market value of $0.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$11,377	Enterprise Value	Valuation Multiple	3.2x - 11.8x	5.6x
Common Stocks	29	Model Price	Liquidation Value	-	-
Senior Floating Rate Interests	583,136	Third Party Pricing	Broker Quote	-	-
Total Assets	$594,542
Liabilities:
Unfunded Loan Commitments	$3,581	Model Price	Purchase price	-	-

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loans Commitments
Beginning Balance	$88,644	$11,406	$100,050	$(1,735)
Purchases/(Receipts)	507,069	-	507,069	1,465
(Sales, maturities and paydowns)/Fundings	(1,285)	-	(1,285)	47
Amortization of premiums/discounts	21	-	21	362
Total realized gains (losses) included in earnings	-	-	-	45
Total change in unrealized appreciation (depreciation) included in earnings	(11,313)	-	(11,313)	(3,765)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Ending Balance	$583,136	$11,406	$594,542	$(3,581)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$(11,313)	$-	$(11,313)	$(2,511)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22
Common Stock
BP Holdco LLC*	$8,184	$–	$–	$–	$–	$8,184	11,609

*	Non-income producing security.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 17.1%
Technology - 3.5%
Genpact Ltd.	9,854	$428,768
Maximus, Inc.	5,322	398,884
Power Integrations, Inc.	3,277	303,712
Manhattan Associates, Inc.*	2,133	295,868
Synaptics, Inc.*	1,439	287,081
ACI Worldwide, Inc.*	8,660	272,703
Lumentum Holdings, Inc.*	2,694	262,934
CDK Global, Inc.	5,333	259,611
Fair Isaac Corp.*	500	233,230
Semtech Corp.*	3,357	232,774
NetApp, Inc.	2,773	230,159
Qualys, Inc.*	1,577	224,581
CommVault Systems, Inc.*	3,316	220,017
Diodes, Inc.*	2,490	216,605
Akamai Technologies, Inc.*	1,776	212,037
Teradata Corp.*	4,273	210,616
Cirrus Logic, Inc.*	2,328	197,391
Lattice Semiconductor Corp.*	3,181	193,882
Concentrix Corp.	1,163	193,709
Envestnet, Inc.*	2,589	192,725
ExlService Holdings, Inc.*	1,287	184,388
HP, Inc.	5,079	184,368
Skyworks Solutions, Inc.	1,359	181,128
Azenta, Inc.	2,156	178,689
Blackbaud, Inc.*	2,884	172,665
Amkor Technology, Inc.	6,450	140,094
Qorvo, Inc.*	1,073	133,159
MKS Instruments, Inc.	848	127,200
Seagate Technology Holdings plc	908	81,629
Total Technology		6,450,607
Industrial - 3.1%
Builders FirstSource, Inc.*	7,697	496,764
Jabil, Inc.	6,131	378,467
Littelfuse, Inc.	1,394	347,677
Eagle Materials, Inc.	2,402	308,321
UFP Industries, Inc.	3,703	285,723
nVent Electric plc	8,187	284,744
Trinity Industries, Inc.	8,131	279,381
Crane Co.	2,565	277,738
Toro Co.	3,187	272,457
Louisiana-Pacific Corp.	4,247	263,824
Universal Display Corp.	1,519	253,597
Lincoln Electric Holdings, Inc.	1,811	249,574
National Instruments Corp.	6,100	247,599
Acuity Brands, Inc.	1,166	220,724
Lennox International, Inc.	836	215,571
Simpson Manufacturing Company, Inc.	1,789	195,073
Pentair plc	3,596	194,939
TopBuild Corp.*	1,005	182,297
Keysight Technologies, Inc.*	1,034	163,341
Donaldson Company, Inc.	2,921	151,688
Sealed Air Corp.	2,234	149,589
Carlisle Companies, Inc.	421	103,532
II-VI, Inc.*	1,407	101,993
Masco Corp.	1,705	86,955
Total Industrial		5,711,568
Consumer, Non-cyclical - 3.0%
Halozyme Therapeutics, Inc.*	8,658	345,281
Service Corporation International	4,966	326,862
Neurocrine Biosciences, Inc.*	3,445	322,969
Molina Healthcare, Inc.*	938	312,907
Hologic, Inc.*	4,037	310,122
Syneos Health, Inc.*	3,684	298,220
Tenet Healthcare Corp.*	3,264	280,573
Exelixis, Inc.*	10,453	236,970
United Therapeutics Corp.*	1,320	236,821
Tandem Diabetes Care, Inc.*	2,003	232,929
Globus Medical, Inc. — Class A*	2,922	215,585
Masimo Corp.*	1,463	212,925
Incyte Corp.*	2,405	191,005
Regeneron Pharmaceuticals, Inc.*	271	189,272
Bruker Corp.	2,852	183,384
Integra LifeSciences Holdings Corp.*	2,611	167,783
Arrowhead Pharmaceuticals, Inc.*	3,442	158,298
PerkinElmer, Inc.	886	154,572
Bio-Rad Laboratories, Inc. — Class A*	243	136,865
H&R Block, Inc.	5,184	134,991
Waters Corp.*	411	127,570
Vertex Pharmaceuticals, Inc.*	487	127,092
Quidel Corp.*	1,105	124,268
Darling Ingredients, Inc.*	1,215	97,662
Avery Dennison Corp.	554	96,379
Quest Diagnostics, Inc.	700	95,802
Laboratory Corporation of America Holdings*	351	92,545
Total Consumer, Non-cyclical		5,409,652
Financial - 2.7%
East West Bancorp, Inc.	6,809	538,081
UMB Financial Corp.	4,326	420,314
PacWest Bancorp	8,255	356,038
Interactive Brokers Group, Inc. — Class A	5,346	352,355
ServisFirst Bancshares, Inc.	3,560	339,233
Cathay General Bancorp	6,905	308,999
Hancock Whitney Corp.	5,869	306,068
Bank of Hawaii Corp.	3,586	300,937
Evercore, Inc. — Class A	2,679	298,226
Home BancShares, Inc.	12,155	274,703
Affiliated Managers Group, Inc.	1,662	234,259
Camden Property Trust REIT	1,330	221,046
Janus Henderson Group plc	5,568	194,992
Wintrust Financial Corp.	2,055	190,971
Synovus Financial Corp.	3,452	169,148
Raymond James Financial, Inc.	1,274	140,025
First American Financial Corp.	2,108	136,640
Webster Financial Corp.	2,008	112,689
Life Storage, Inc. REIT	479	67,266
Rexford Industrial Realty, Inc. REIT	891	66,460
Total Financial		5,028,450
Consumer, Cyclical - 2.5%
Gentex Corp.	14,274	416,373

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 17.1%
Consumer, Cyclical - 2.5% (continued)
Jack in the Box, Inc.	3,923	$366,447
Williams-Sonoma, Inc.	2,330	337,850
Brunswick Corp.	4,096	331,325
Choice Hotels International, Inc.	1,944	275,582
Boyd Gaming Corp.	4,017	264,238
NVR, Inc.*	57	254,634
Tempur Sealy International, Inc.	8,981	250,749
Dick's Sporting Goods, Inc.	2,503	250,350
Mattel, Inc.*	10,784	239,513
Deckers Outdoor Corp.*	840	229,967
RH*	598	195,002
AutoNation, Inc.*	1,930	192,189
AutoZone, Inc.*	81	165,611
YETI Holdings, Inc.*	2,476	148,511
Scientific Games Corp. — Class A*	2,496	146,640
Papa John's International, Inc.	1,305	137,390
Wingstop, Inc.	1,170	137,300
Crocs, Inc.*	1,737	132,707
Yum! Brands, Inc.	794	94,113
Victoria's Secret & Co.*	1,719	88,288
Total Consumer, Cyclical		4,654,779
Basic Materials - 1.2%
Steel Dynamics, Inc.	7,207	601,280
Cleveland-Cliffs, Inc.*	13,388	431,228
Olin Corp.	7,083	370,299
Ingevity Corp.*	5,362	343,543
Valvoline, Inc.	7,139	225,307
Royal Gold, Inc.	1,416	200,052
Total Basic Materials		2,171,709
Energy - 0.6%
Targa Resources Corp.	8,102	611,458
Antero Midstream Corp.	20,068	218,139
CNX Resources Corp.*	6,020	124,734
Murphy Oil Corp.	2,691	108,690
PDC Energy, Inc.	1,426	103,642
Total Energy		1,166,663
Communications - 0.5%
Ciena Corp.*	4,811	291,691
Motorola Solutions, Inc.	1,165	282,163
Calix, Inc.*	2,426	104,100
F5, Inc.*	492	102,803
VeriSign, Inc.*	434	96,548
Total Communications		877,305
Total Common Stocks
(Cost $31,815,316)		31,470,733

MUTUAL FUNDS† - 81.1%
Guggenheim Strategy Fund III[1]	2,343,248	57,737,625
Guggenheim Variable Insurance Strategy Fund III[1]	1,997,481	49,118,057
Guggenheim Strategy Fund II1	1,613,655	39,615,240
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	274,959	2,691,850
Total Mutual Funds
(Cost $151,156,788)		149,162,772

MONEY MARKET FUND† - 3.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[2]	5,446,529	5,446,529
Total Money Market Fund
(Cost $5,446,529)		5,446,529
Total Investments - 101.2%
(Cost $188,418,633)		$186,080,034
Other Assets & Liabilities, net - (1.2)%		(2,168,549)
Total Net Assets - 100.0%		$183,911,485

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	9	Jun 2022	$2,418,930	$134,291
NASDAQ-100 Index Mini Futures Contracts	2	Jun 2022	594,840	73,109
S&P 500 Index Mini Futures Contracts	3	Jun 2022	679,163	54,544
			$3,692,933	$261,944

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index Total Return	Pay	0.59% (Federal Funds Rate + 0.26%)	At Maturity	04/07/22	30,767	$150,288,180	$(14,870,351)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,470,733	$—	$—	$31,470,733
Mutual Funds	149,162,772	—	—	149,162,772
Money Market Fund	5,446,529	—	—	5,446,529
Equity Futures Contracts**	261,944	—	—	261,944
Total Assets	$186,341,978	$—	$—	$186,341,978

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$14,870,351	$—	$14,870,351

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$31,106,522	$31,625,283	$(22,631,974)	$(144,640)	$(339,951)	$39,615,240	1,613,655	$120,389
Guggenheim Strategy Fund III	58,441,099	208,479	–	–	(911,953)	57,737,625	2,343,248	212,549
Guggenheim Ultra Short Duration Fund — Institutional Class	18,802,104	11,584	(16,074,987)	(102,954)	56,103	2,691,850	274,959	12,516
Guggenheim Variable Insurance Strategy Fund III	45,644,872	4,150,741	–	–	(677,556)	49,118,057	1,997,481	153,770
	$153,994,597	$35,996,087	$(38,706,961)	$(247,594)	$(1,873,357)	$149,162,772		$499,224

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
EXCHANGE-TRADED FUNDS† - 84.1%
Vanguard S&P 500 ETF	22,530	$9,353,780
Schwab U.S. Aggregate Bond ETF	132,248	6,687,781
SPDR S&P 500 ETF Trust	14,413	6,509,487
iShares Core S&P Mid-Cap ETF	10,558	2,833,134
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,033	2,785,611
iShares MSCI EAFE ETF	36,690	2,700,384
iShares 7-10 Year Treasury Bond ETF	18,601	1,999,050
iShares 1-3 Year Treasury Bond ETF	21,409	1,784,440
iShares Russell 1000 Value ETF	4,533	752,387
iShares TIPS Bond ETF	3,987	496,661
iShares iBoxx High Yield Corporate Bond ETF	5,736	472,016
iShares Core S&P 500 ETF	2	907
Total Exchange-Traded Funds
(Cost $26,011,059)		36,375,638

MUTUAL FUNDS† - 13.2%
Guggenheim Strategy Fund II1	63,901	1,568,774
Guggenheim Strategy Fund III[1]	63,233	1,558,061
Guggenheim Variable Insurance Strategy Fund III[1]	62,230	1,530,241
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	105,191	1,029,823
Total Mutual Funds
(Cost $5,778,357)		5,686,899

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[2]	180,811	180,811
Total Money Market Fund
(Cost $180,811)		180,811

	Face Amount
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
0.12% due 05/05/22[3,4]	$397,000	396,945
Total U.S. Treasury Bills
(Cost $396,955)		396,945
Total Investments - 98.6%
(Cost $32,367,182)		$42,640,293
Other Assets & Liabilities, net - 1.4%		605,108
Total Net Assets - 100.0%		$43,245,401

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
MSCI EAFE Index Futures Contracts	38	Jun 2022	$4,074,740	$163,787
Russell 2000 Index Mini Futures Contracts	21	Jun 2022	2,168,250	64,303
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2022	268,770	3,038
CAC 40 10 Euro Index Futures Contracts	2	Apr 2022	146,664	(202)
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2022	211,264	(530)
			$6,869,688	$230,396

Currency Futures Contracts Purchased†
British Pound Futures Contracts	5	Jun 2022	$410,406	$1,144

Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	1	Jun 2022	$114,555	$(1,845)
U.S. Treasury 2 Year Note Futures Contracts	4	Jun 2022	847,187	(12,006)
U.S. Treasury 10 Year Note Futures Contracts	19	Jun 2022	2,332,547	(66,970)
			$3,294,289	$(80,821)

Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	3	Jun 2022	$416,006	$967

Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Jun 2022	$226,387	$2,048
DAX Index Futures Contracts	1	Jun 2022	397,173	772
FTSE 100 Index Futures Contracts	1	Jun 2022	97,847	(3,938)
SPI 200 Index Futures Contracts	1	Jun 2022	139,155	(6,145)

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2022	$297,420	$(8,547)
Nikkei 225 (CME) Index Futures Contracts	1	Jun 2022	137,900	(13,628)
			$1,295,882	$(29,438)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$36,375,638	$—	$—	$36,375,638
Mutual Funds	5,686,899	—	—	5,686,899
Money Market Fund	180,811	—	—	180,811
U.S. Treasury Bills	—	396,945	—	396,945
Equity Futures Contracts**	233,948	—	—	233,948
Currency Futures Contracts**	2,111	—	—	2,111
Total Assets	$42,479,407	$396,945	$—	$42,876,352

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$80,821	$—	$—	$80,821
Equity Futures Contracts**	32,990	—	—	32,990
Total Liabilities	$113,811	$—	$—	$113,811

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,891,803	$–	$(300,000)	$(3,155)	$(19,874)	$1,568,774	63,901	$5,998
Guggenheim Strategy Fund III	1,784,985	–	(200,000)	(1,100)	(25,824)	1,558,061	63,233	6,272
Guggenheim Ultra Short Duration Fund — Institutional Class	1,043,498	–	–	–	(13,675)	1,029,823	105,191	2,608
Guggenheim Variable Insurance Strategy Fund III	1,853,627	–	(300,000)	(602)	(22,784)	1,530,241	62,230	5,405
	$6,573,913	$–	$(800,000)	$(4,857)	$(82,157)	$5,686,899		$20,283

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 96.9%
Financial - 19.5%
Berkshire Hathaway, Inc. — Class B*	6,100	$2,152,751
JPMorgan Chase & Co.	11,885	1,620,163
Bank of America Corp.	33,505	1,381,076
STAG Industrial, Inc. REIT	25,988	1,074,604
First Horizon Corp.	44,618	1,048,077
Allstate Corp.	6,837	946,993
Alleghany Corp.*	1,079	913,913
Wells Fargo & Co.	17,301	838,407
Medical Properties Trust, Inc. REIT	39,458	834,142
Voya Financial, Inc.	11,903	789,764
BOK Financial Corp.	7,672	720,784
KeyCorp	30,753	688,252
Zions Bancorp North America	9,860	646,422
Charles Schwab Corp.	7,419	625,496
Park Hotels & Resorts, Inc. REIT	28,247	551,664
Physicians Realty Trust REIT	29,711	521,131
Alexandria Real Estate Equities, Inc. REIT	2,480	499,100
Prosperity Bancshares, Inc.	6,993	485,174
Unum Group	14,944	470,885
VICI Properties, Inc. REIT	13,634	388,023
American Tower Corp. — Class A REIT	1,450	364,269
Sun Communities, Inc. REIT	2,052	359,695
Gaming and Leisure Properties, Inc. REIT	7,190	337,427
Axis Capital Holdings Ltd.	5,505	332,887
Stifel Financial Corp.	4,680	317,772
Apple Hospitality REIT, Inc.	15,426	277,205
Virtu Financial, Inc. — Class A	7,127	265,267
Mastercard, Inc. — Class A	715	255,527
Old Republic International Corp.	9,140	236,452
Heartland Financial USA, Inc.	3,967	189,742
First Hawaiian, Inc.	6,166	171,970
Trustmark Corp.	5,229	158,909
Heritage Insurance Holdings, Inc.	14,156	101,074
Total Financial		20,565,017
Consumer, Non-cyclical - 17.2%
Tyson Foods, Inc. — Class A	22,928	2,055,037
Johnson & Johnson	10,119	1,793,390
Bunge Ltd.	15,296	1,694,950
Ingredion, Inc.	14,206	1,238,053
Henry Schein, Inc.*	13,673	1,192,149
Quest Diagnostics, Inc.	8,541	1,168,921
J M Smucker Co.	8,301	1,124,038
Medtronic plc	9,686	1,074,662
McKesson Corp.	3,206	981,453
Merck & Company, Inc.	9,829	806,470
Humana, Inc.	1,823	793,315
Archer-Daniels-Midland Co.	7,833	707,007
Encompass Health Corp.	8,850	629,324
HCA Healthcare, Inc.	1,707	427,808
Pfizer, Inc.	7,912	409,604
Amgen, Inc.	1,636	395,618
Bristol-Myers Squibb Co.	5,239	382,604
Central Garden & Pet Co. — Class A*	7,922	323,059
US Foods Holding Corp.*	8,453	318,086
Integer Holdings Corp.*	3,227	259,999
Pacira BioSciences, Inc.*	2,997	228,731
Emergent BioSolutions, Inc.*	2,156	88,525
Total Consumer, Non-cyclical		18,092,803
Energy - 10.6%
Chevron Corp.	16,722	2,722,843
Pioneer Natural Resources Co.	8,092	2,023,243
ConocoPhillips	13,850	1,385,000
Equities Corp.	29,794	1,025,212
Chesapeake Energy Corp.	10,123	880,701
Marathon Oil Corp.	33,914	851,581
Coterra Energy, Inc. — Class A	29,092	784,611
Patterson-UTI Energy, Inc.	42,715	661,228
Kinder Morgan, Inc.	28,094	531,257
Diamondback Energy, Inc.	2,614	358,327
Total Energy		11,224,003
Industrial - 10.0%
Johnson Controls International plc	19,318	1,266,681
Knight-Swift Transportation Holdings, Inc.	21,358	1,077,725
Valmont Industries, Inc.	3,681	878,287
FedEx Corp.	3,213	743,456
L3Harris Technologies, Inc.	2,536	630,120
Kirby Corp.*	6,945	501,359
Advanced Energy Industries, Inc.	5,649	486,266
Littelfuse, Inc.	1,841	459,164
Graphic Packaging Holding Co.	20,768	416,190
Colfax Corp.*	10,141	403,510
Packaging Corporation of America	2,216	345,940
Terex Corp.	8,905	317,552
Arcosa, Inc.	5,466	312,928
Curtiss-Wright Corp.	2,055	308,579
Daseke, Inc.*	27,626	278,194
GATX Corp.	2,150	$265,159
Zurn Water Solutions Corp.	7,322	259,199
Altra Industrial Motion Corp.	5,805	225,989
PGT Innovations, Inc.*	12,485	224,481
Energizer Holdings, Inc.	7,171	220,580
Stoneridge, Inc.*	9,825	203,967
EnerSys	2,114	157,641
Plexus Corp.*	1,806	147,749
Park Aerospace Corp.	10,979	143,276
Kennametal, Inc.	4,942	141,391
ChargePoint Holdings, Inc.*	6,531	129,836
Smith-Midland Corp.*	1,059	18,797
Total Industrial		10,564,016
Consumer, Cyclical - 9.6%
Walmart, Inc.	8,159	1,215,038
Whirlpool Corp.	5,238	905,022
DR Horton, Inc.	10,096	752,253
Delta Air Lines, Inc.*	17,521	693,306
Southwest Airlines Co.*	14,749	675,504
Ralph Lauren Corp. — Class A	5,600	635,264
LKQ Corp.	13,820	627,566
PACCAR, Inc.	5,968	525,602
Lear Corp.	3,640	519,028
H&E Equipment Services, Inc.	11,692	508,836

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Consumer, Cyclical - 9.6% (continued)
PVH Corp.	6,578	$503,940
Avient Corp.	8,639	414,672
MSC Industrial Direct Company, Inc. — Class A	4,351	370,749
Alaska Air Group, Inc.*	5,933	344,173
Methode Electronics, Inc.	7,815	337,999
Home Depot, Inc.	900	269,397
Marriott Vacations Worldwide Corp.	1,054	166,216
Leggett & Platt, Inc.	4,193	145,916
Newell Brands, Inc.	6,712	143,704
Dana, Inc.	7,474	131,318
Lakeland Industries, Inc.*	6,577	126,213
La-Z-Boy, Inc.	2,400	63,288
Total Consumer, Cyclical		10,075,004
Technology - 9.1%
Micron Technology, Inc.	16,919	1,317,821
Leidos Holdings, Inc.	10,336	1,116,494
DXC Technology Co.*	31,741	1,035,709
Activision Blizzard, Inc.	10,921	874,881
Apple, Inc.	4,767	832,366
Evolent Health, Inc. — Class A*	22,593	729,754
KLA Corp.	1,826	668,425
Teradyne, Inc.	4,416	522,104
Qorvo, Inc.*	3,457	429,014
QUALCOMM, Inc.	2,738	418,421
Amdocs Ltd.	4,891	402,089
Science Applications International Corp.	4,099	377,805
Skyworks Solutions, Inc.	2,295	305,877
Intel Corp.	5,621	278,577
Cerner Corp.	2,940	275,067
Total Technology		9,584,404
Utilities - 8.5%
Edison International	18,247	1,279,115
Black Hills Corp.	15,762	1,213,989
Pinnacle West Capital Corp.	14,820	1,157,442
Exelon Corp.	23,741	1,130,784
OGE Energy Corp.	27,147	1,107,055
Duke Energy Corp.	9,889	1,104,206
NiSource, Inc.	18,936	602,165
Constellation Energy Corp.	7,913	445,106
Sempra Energy	2,572	432,405
PPL Corp.	9,865	281,744
Spire, Inc.	3,327	238,745
Total Utilities		8,992,756
Basic Materials - 6.2%
Huntsman Corp.	45,965	1,724,147
Westlake Corp.	13,907	1,716,124
Reliance Steel & Aluminum Co.	5,239	960,571
Nucor Corp.	5,050	750,683
Ashland Global Holdings, Inc.	2,721	267,774
Element Solutions, Inc.	11,935	261,376
International Flavors & Fragrances, Inc.	1,983	260,427
Commercial Metals Co.	5,375	223,707
Dow, Inc.	3,272	208,492
DuPont de Nemours, Inc.	2,496	183,656
Total Basic Materials		6,556,957
Communications - 6.2%
Verizon Communications, Inc.	27,789	1,415,572
Alphabet, Inc. — Class A*	482	1,340,611
Cisco Systems, Inc.	14,121	787,387
Comcast Corp. — Class A	15,643	732,405
T-Mobile US, Inc.*	4,919	631,354
Juniper Networks, Inc.	13,304	494,376
Infinera Corp.*	52,464	454,863
TEGNA, Inc.	18,288	409,651
Ciena Corp.*	4,620	280,110
Total Communications		6,546,329
Total Common Stocks
(Cost $73,507,503)		102,201,289

RIGHTS† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*	40,146	33,723
Total Rights
(Cost $–)		33,723

MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[1]	2,392,399	2,392,399
Total Money Market Fund
(Cost $2,392,399)		2,392,399
Total Investments - 99.2%
(Cost $75,899,902)		$104,627,411
Other Assets & Liabilities, net - 0.8%		857,099
Total Net Assets - 100.0%		$105,484,510

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$102,201,289	$—	$—	$102,201,289
Rights	33,723	—	—	33,723
Money Market Fund	2,392,399	—	—	2,392,399
Total Assets	$104,627,411	$—	$—	$104,627,411

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 1.6%
Financial - 0.7%
KKR Acquisition Holdings I Corp. — Class A*,1	16,531	$162,530
TPG Pace Beneficial II Corp.*,1	5,510	54,108
Acropolis Infrastructure Acquisition Corp. — Class A*,1	4,900	47,579
Jefferies Financial Group, Inc.	247	8,114
RXR Acquisition Corp. — Class A*,1	207	2,018
Colicity, Inc. — Class A*,1	163	1,591
MSD Acquisition Corp. — Class A*,1	84	825
Total Financial		276,765
Utilities - 0.5%
TexGen Power LLC*,†††	7,929	184,349
Communications - 0.3%
Vacasa, Inc. — Class A*	14,083	116,466
Consumer, Non-cyclical - 0.1%
Cengage Learning Holdings II, Inc.*,††	2,107	36,346
Spectrum Brands Holdings, Inc.	6	532
Crimson Wine Group Ltd.*	24	194
MEDIQ, Inc.*,†††	92	–
Total Consumer, Non-cyclical		37,072
Energy - 0.0%
Legacy Reserves, Inc.*,†††	1,969	12,798
Permian Production Partners LLC†††	9,124	6,606
Bruin E&P Partnership Units†††	6,071	316
Total Energy		19,720
Industrial - 0.0%
BP Holdco LLC*,†††,2	523	369
Vector Phoenix Holdings, LP*,†††	523	144
Total Industrial		513
Consumer, Cyclical - 0.0%
Chorus Aviation, Inc.*	3	10
Total Common Stocks
(Cost $610,820)		634,895

PREFERRED STOCKS†† - 1.9%
Financial - 1.9%
Wells Fargo & Co.
4.38%	9,000	188,550
American Equity Investment Life Holding Co.
5.95%	6,000	153,300
Charles Schwab Corp.
4.00%	150,000	134,718
Arch Capital Group Ltd.
4.55%	6,000	126,660
First Republic Bank
4.13%	5,850	120,627
Total Financial		723,855
Industrial - 0.0%
U.S. Shipping Corp.*,†††	24,529	2
Total Preferred Stocks
(Cost $1,446,250)		723,857

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,1	4,132	2,727
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	1,632	776
RXR Acquisition Corp.
Expiring 03/08/26*,1	38	17
MSD Acquisition Corp.
Expiring 05/13/23*,1	16	12
Colicity, Inc. - Class A
Expiring 12/31/27*,1	30	12
Total Warrants
(Cost $5,740)		3,544

MONEY MARKET FUND† - 5.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[3]	2,000,922	2,000,922
Total Money Market Fund
(Cost $2,000,922)		2,000,922

	Face Amount~
CORPORATE BONDS†† - 77.5%
Communications - 15.1%
Altice France S.A.
5.50% due 10/15/29[4]	325,000	291,616
8.13% due 02/01/27[4]	200,000	206,226
5.13% due 07/15/29[4]	175,000	156,844
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	275,000	251,542
4.50% due 06/01/33[4]	250,000	224,375
4.25% due 01/15/34[4]	100,000	86,849
CSC Holdings LLC
4.13% due 12/01/30[4]	225,000	197,295
4.63% due 12/01/30[4]	200,000	167,258
6.50% due 02/01/29[4]	150,000	151,191
3.38% due 02/15/31[4]	50,000	42,125
Level 3 Financing, Inc.
4.25% due 07/01/28[4]	300,000	275,402
3.63% due 01/15/29[4]	300,000	262,500
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	375,000	357,664
8.00% due 08/01/29[4]	175,000	165,393
VZ Secured Financing BV
5.00% due 01/15/32[4]	375,000	350,625
UPC Broadband Finco BV
4.88% due 07/15/31[4]	325,000	305,133
Cengage Learning, Inc.
9.50% due 06/15/24[4]	290,000	289,275
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	270,000	277,371
Virgin Media Finance plc
5.00% due 07/15/30[4]	275,000	259,736
Match Group Holdings II LLC
3.63% due 10/01/31[4]	150,000	134,165
4.63% due 06/01/28[4]	100,000	96,875
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[4]	200,000	209,000
Sirius XM Radio, Inc.
3.88% due 09/01/31[4]	125,000	113,750
4.13% due 07/01/30[4]	100,000	93,617

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

		Face Amount~	Value
CORPORATE BONDS†† - 77.5% (continued)
Communications - 15.1% (continued)
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28		200,000	$193,000
AMC Networks, Inc.
4.25% due 02/15/29		200,000	186,639
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]		200,000	186,500
Vmed O2 UK Financing I plc
4.25% due 01/31/31[4]		200,000	182,924
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]		75,000	68,960
TripAdvisor, Inc.
7.00% due 07/15/25[4]		50,000	51,648
Total Communications			5,835,498
Consumer, Non-cyclical - 14.7%
Nielsen Finance LLC / Nielsen Finance Co.
5.88% due 10/01/30[4]		275,000	275,687
4.75% due 07/15/31[4]		250,000	249,687
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4]		385,000	379,225
US Foods, Inc.
6.25% due 04/15/25[4]		275,000	281,875
4.63% due 06/01/30[4]		100,000	92,512
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]		375,000	362,809
Rent-A-Center, Inc.
6.38% due 02/15/29[4,5]		375,000	343,125
CPI CG, Inc.
8.63% due 03/15/26[4]		351,000	341,621
Bausch Health Companies, Inc.
4.88% due 06/01/28[4]		325,000	311,187
Sabre GLBL, Inc.
7.38% due 09/01/25[4]		175,000	182,740
9.25% due 04/15/25[4]		100,000	110,864
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]		275,000	251,595
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR	225,000	238,257
Par Pharmaceutical, Inc.
7.50% due 04/01/27[4]		225,000	209,959
ADT Security Corp.
4.13% due 08/01/29[4]		225,000	208,969
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]		200,000	193,500
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[4]		179,000	189,740
Post Holdings, Inc.
4.50% due 09/15/31[4]		175,000	155,048
5.63% due 01/15/28[4]		25,000	24,539
Sotheby's
7.38% due 10/15/27[4]		175,000	179,216
WW International, Inc.
4.50% due 04/15/29[4]		200,000	161,946
Castor S.p.A.
5.25% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,4	EUR	125,000	137,559
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[4]		107,000	90,415
5.00% due 12/31/26[4]		50,000	46,125
Nathan's Famous, Inc.
6.63% due 11/01/25[4]		127,000	126,365
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[4]		125,000	114,062
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]		100,000	96,000
Molina Healthcare, Inc.
3.88% due 05/15/32[4]		100,000	95,095
Mozart Debt Merger Sub, Inc.
5.25% due 10/01/29[4]		100,000	92,967
Lamb Weston Holdings, Inc.
4.13% due 01/31/30[4]		75,000	70,038
Central Garden & Pet Co.
4.13% due 04/30/31[4]		75,000	67,500
Total Consumer, Non-cyclical			5,680,227
Financial - 12.4%
NFP Corp.
6.88% due 08/15/28[4]		625,000	596,875
Iron Mountain, Inc.
5.63% due 07/15/32[4]		275,000	270,952
4.88% due 09/15/29[4]		120,000	114,224
5.25% due 07/15/30[4]		75,000	73,500
Hunt Companies, Inc.
5.25% due 04/15/29[4]		450,000	428,693
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]		225,000	200,480
5.75% due 06/15/27[4]		200,000	185,591
OneMain Finance Corp.
3.88% due 09/15/28		175,000	158,155
4.00% due 09/15/30		75,000	66,188
8.88% due 06/01/25		50,000	52,677
6.63% due 01/15/28		50,000	52,375
HUB International Ltd.
5.63% due 12/01/29[4]		200,000	191,000
7.00% due 05/01/26[4]		100,000	101,156
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]		275,000	263,307
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]		200,000	209,000
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]		200,000	187,500

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 77.5% (continued)
Financial - 12.4% (continued)
USI, Inc.
6.88% due 05/01/25[4]	175,000	$175,579
Starwood Property Trust, Inc.
4.38% due 01/15/27[4]	150,000	145,500
3.75% due 12/31/24[4]	25,000	24,250
Assurant, Inc.
7.00% due 03/27/48[6]	150,000	158,250
Wilton Re Finance LLC
5.88% due 03/30/33[4,6]	150,000	151,352
Kennedy-Wilson, Inc.
5.00% due 03/01/31	150,000	144,000
Home Point Capital, Inc.
5.00% due 02/01/26[4]	175,000	143,379
SLM Corp.
3.13% due 11/02/26	150,000	139,125
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[4]	140,000	132,665
Greystar Real Estate Partners LLC
5.75% due 12/01/25[4]	125,000	125,937
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	125,000	113,125
LPL Holdings, Inc.
4.38% due 05/15/31[4]	100,000	96,694
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	100,000	79,480
Total Financial		4,781,009
Industrial - 9.2%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[4]	350,000	353,063
5.25% due 07/15/28[4]	150,000	144,207
Cleaver-Brooks, Inc.
7.88% due 03/01/23[4]	450,000	428,760
GrafTech Finance, Inc.
4.63% due 12/15/28[4]	430,000	399,866
Artera Services LLC
9.03% due 12/04/25[4]	400,000	399,706
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	275,000	264,751
TransDigm, Inc.
6.25% due 03/15/26[4]	125,000	128,330
8.00% due 12/15/25[4]	100,000	104,578
Standard Industries, Inc.
4.38% due 07/15/30[4]	150,000	137,393
5.00% due 02/15/27[4]	50,000	49,564
Howmet Aerospace, Inc.
5.95% due 02/01/37	175,000	186,531
Masonite International Corp.
5.38% due 02/01/28[4]	175,000	176,312
EnerSys
4.38% due 12/15/27[4]	175,000	167,562
Mauser Packaging Solutions Holding Co.
5.50% due 04/15/24[4]	125,000	124,503
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]	125,000	119,375
Amsted Industries, Inc.
4.63% due 05/15/30[4]	125,000	118,466
Ball Corp.
3.13% due 09/15/31	125,000	111,713
Arcosa, Inc.
4.38% due 04/15/29[4]	75,000	71,156
Hillenbrand, Inc.
3.75% due 03/01/31	50,000	45,750
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[4]	25,000	23,344
Total Industrial		3,554,930
Energy - 7.6%
Parkland Corp.
4.63% due 05/01/30[4]	250,000	232,500
4.50% due 10/01/29[4]	225,000	208,608
NuStar Logistics, LP
5.63% due 04/28/27	200,000	195,675
6.38% due 10/01/30	100,000	101,354
6.00% due 06/01/26	75,000	75,843
CVR Energy, Inc.
5.75% due 02/15/28[4,5]	325,000	308,233
5.25% due 02/15/25[4]	25,000	24,264
ITT Holdings LLC
6.50% due 08/01/29[4]	325,000	300,209
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	225,000	225,000
6.88% due 01/15/29	50,000	49,414
Rattler Midstream, LP
5.63% due 07/15/25[4]	250,000	253,750
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	227,000	228,901
Occidental Petroleum Corp.
4.63% due 06/15/45	125,000	121,250
4.10% due 02/15/47	50,000	46,250
Southwestern Energy Co.
5.38% due 02/01/29	150,000	151,875
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[4]	150,000	148,626
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	150,000	148,229
PDC Energy, Inc.
6.13% due 09/15/24	126,000	127,542

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

		Face Amount~	Value
CORPORATE BONDS†† - 77.5% (continued)
Energy - 7.6% (continued)
Basic Energy Services, Inc.
due 10/15/23[7,8]		175,000	$3,500
Total Energy			2,951,023
Consumer, Cyclical - 7.2%
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		275,000	278,781
5.00% due 06/01/31[4]		150,000	140,625
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[4]		150,000	142,130
3.50% due 02/15/29[4]		125,000	115,431
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]		200,000	203,250
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[4]		190,000	190,108
Allison Transmission, Inc.
3.75% due 01/30/31[4]		200,000	181,430
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]		175,000	179,813
Clarios Global, LP
6.75% due 05/15/25[4]		151,000	156,365
Wolverine World Wide, Inc.
4.00% due 08/15/29[4]		175,000	155,313
Yum! Brands, Inc.
5.38% due 04/01/32		150,000	150,339
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]		150,000	142,125
Boyd Gaming Corp.
8.63% due 06/01/25[4]		124,000	130,245
Station Casinos LLC
4.63% due 12/01/31[4]		125,000	114,337
Wabash National Corp.
4.50% due 10/15/28[4]		125,000	112,500
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]		100,000	98,578
Tempur Sealy International, Inc.
3.88% due 10/15/31[4]		100,000	85,750
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]		75,000	78,281
Asbury Automotive Group, Inc.
5.00% due 02/15/32[4]		75,000	69,716
Superior Plus, LP
4.25% due 05/18/28[4]	CAD	75,000	56,559
Ritchie Bros Holdings Ltd.
4.95% due 12/15/29[4]	CAD	25,000	19,503
Total Consumer, Cyclical			2,801,179
Basic Materials - 6.9%
Carpenter Technology Corp.
6.38% due 07/15/28		400,000	401,620
7.63% due 03/15/30		125,000	127,989
Ingevity Corp.
3.88% due 11/01/28[4]		200,000	180,766
4.50% due 02/01/26[4]		100,000	96,500
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		275,000	261,937
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]		225,000	207,000
EverArc Escrow SARL
5.00% due 10/30/29[4]		225,000	205,594
Arconic Corp.
6.00% due 05/15/25[4]		200,000	204,600
Kaiser Aluminum Corp.
4.63% due 03/01/28[4]		110,000	103,330
4.50% due 06/01/31[4]		75,000	67,619
Clearwater Paper Corp.
4.75% due 08/15/28[4]		175,000	162,531
Diamond BC BV
4.63% due 10/01/29[4]		150,000	134,625
Valvoline, Inc.
3.63% due 06/15/31[4]		125,000	107,985
4.25% due 02/15/30[4]		25,000	22,815
Compass Minerals International, Inc.
6.75% due 12/01/27[4]		125,000	126,575
WR Grace Holdings LLC
4.88% due 06/15/27[4]		125,000	122,306
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[4]		100,000	101,250
Mirabela Nickel Ltd.
due 06/24/19[7,8]		390,085	19,504
Total Basic Materials			2,654,546
Technology - 2.6%
Minerva Merger Sub, Inc.
6.50% due 02/15/30[4]		400,000	388,050
NCR Corp.
6.13% due 09/01/29[4]		200,000	200,500
Open Text Holdings, Inc.
4.13% due 12/01/31[4]		125,000	117,031
Boxer Parent Company, Inc.
7.13% due 10/02/25[4]		100,000	103,654
MSCI, Inc.
3.88% due 02/15/31[4]		100,000	94,815
CDK Global, Inc.
5.25% due 05/15/29[4]		50,000	50,290
PTC, Inc.
4.00% due 02/15/28[4]		50,000	48,714
Total Technology			1,003,054
Utilities - 1.8%
Terraform Global Operating LLC
6.13% due 03/01/26[4]		695,000	694,513
Total Corporate Bonds
(Cost $31,947,359)			29,955,979

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 14.4%
Consumer, Cyclical - 3.8%
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	298,500	$297,255
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28	175,000	173,177
Blue Nile, Inc.
8.00% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 02/17/23	174,375	170,234
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.96% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	187,182	169,712
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	114,212	113,070
Apro LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/16/26	99,000	98,257
Holding SOCOTEC
5.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/30/28	75,000	74,438
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	74,625	74,055
CCRR Parent, Inc.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28	74,438	73,972
FR Refuel LLC
5.50% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††	66,084	64,763
Fertitta Entertainment LLC
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/27/29	62,500	62,109
Sotheby's
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 01/15/27	52,012	51,947
Rent-A-Center, Inc.
3.81% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	49,625	48,540
Total Consumer, Cyclical		1,471,529
Consumer, Non-cyclical - 2.9%
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	148,550	146,322
SCP Eye Care Services LLC
6.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.00%) due 03/16/28	126,882	124,662
Del Monte Foods, Inc.
due 02/16/29	100,000	98,375
Quirch Foods Holdings LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/27/27	98,750	98,009
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28	99,250	97,761
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	97,500	95,452
Gibson Brands, Inc.
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28†††	97,256	95,311
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	74,250	68,991
7.00% (3 Month USD Term SOFR + 6.00%, Rate Floor: 7.00%) due 12/22/26	25,000	24,761
National Mentor Holdings, Inc.
4.64% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	94,856	91,602
Balrog Acquisition, Inc.
4.51% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 09/05/28	74,813	73,363
Confluent Health LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28	61,726	60,954

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 14.4% (continued)
Consumer, Non-cyclical - 2.9% (continued)
Osmosis Holdings Australia II Pty Ltd.
due 07/31/28		61,111	$60,424
Total Consumer, Non-cyclical			1,135,987
Industrial - 2.5%
Arcline FM Holdings LLC
5.50% (6 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28		174,125	171,586
Dispatch Terra Acquisition LLC
5.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28		148,999	145,647
Pelican Products, Inc.
5.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28		125,000	122,344
YAK MAT (YAK ACCESS LLC)
10.95% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26		150,000	95,876
Aegion Corp.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28†††		74,625	74,065
Michael Baker International LLC
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 12/01/28		74,813	73,690
Pro Mach Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28		70,182	69,793
Air Canada
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		50,000	49,479
PECF USS Intermediate Holding III Corp.
4.76% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28		49,875	49,341
LTI Holdings, Inc.
5.21% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26		49,875	49,252
United Airlines, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		49,500	48,840
Total Industrial			949,913
Technology - 2.4%
Datix Bidco Ltd.
4.96% (6 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	150,000	196,184
8.21% (6 Month GBP LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	75,000	97,994
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		243,272	241,219
Polaris Newco LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28		142,139	140,966
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28		74,625	74,314
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28		74,438	74,042
Taxware Holdings (Sovos Compliance LLC)
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28		63,796	63,597
Planview Parent, Inc.
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27		49,375	48,696
Total Technology			937,012
Communications - 1.5%
McGraw Hill LLC
5.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28		199,125	196,823
Xplornet Communications, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28		124,375	121,861
Playtika Holding Corp.
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28		99,000	97,402
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28		75,000	74,250
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26		74,625	73,926
Total Communications			564,262
Financial - 0.6%
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26		101,931	101,676
Claros Mortgage Trust, Inc.
5.00% (1 Month USD Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/09/26†††		92,000	91,540

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 14.4% (continued)
Financial - 0.6% (continued)
Eisner Advisory Group
6.00% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 07/28/28	49,750	$49,315
Total Financial		242,531
Basic Materials - 0.4%
NIC Acquisition Corp.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	99,249	96,271
Ascend Performance Materials Operations LLC
due 08/27/26	50,000	49,771
Total Basic Materials		146,042
Energy - 0.3%
TransMontaigne Operating Company LP
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/17/28	74,813	74,267
Permian Production Partners LLC
9.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,9	23,130	22,783
Total Energy		97,050
Total Senior Floating Rate Interests
(Cost $5,637,604)		5,544,326
Total Investments - 100.6%
(Cost $41,648,695)		$38,863,523
Other Assets & Liabilities, net - (0.6)%		(235,021)
Total Net Assets - 100.0%		$38,628,502

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	CAD	Sell	98,000	76,909 USD	04/14/22	$(1,499)
Barclays Bank plc	GBP	Sell	229,000	298,338 USD	04/14/22	(2,469)
Bank of America, N.A.	EUR	Sell	337,000	368,043 USD	04/14/22	(4,980)
						$(8,948)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of March 31, 2022.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $25,756,968 (cost $27,139,838), or 66.7% of total net assets.
[5]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2022, the total market value of segregated or earmarked security was $651,358 . — See Note 2.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Security is in default of interest and/or principal obligations.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $23,004 (cost $528,103), or 0.1% of total net assets — See Note 6.
[9]	Payment-in-kind security.

CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$393,967	$36,346	$204,582	$634,895
Preferred Stocks	—	723,855	2	723,857
Warrants	3,544	—	—	3,544
Money Market Fund	2,000,922	—	—	2,000,922
Corporate Bonds	—	29,955,979	—	29,955,979
Senior Floating Rate Interests	—	4,901,686	642,640	5,544,326
Total Assets	$2,398,433	$35,617,866	$847,224	$38,863,523

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$8,948	$—	$8,948
Unfunded Loan Commitments (Note 5)	—	—	1,571	1,571
Total Liabilities	$—	$8,948	$1,571	$10,519

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $377,191 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$184,349	Third Party Pricing	Broker Quote	—	—
Common Stocks	19,917	Enterprise Value	Valuation Multiple	3.2x-11.8x	5.0x
Common Stocks	316	Model Price	Liquidation Value	—	—
Preferred Stocks	2	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	348,462	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	294,178	Yield Analysis	Yield	5.6%-8.9%	6.7%
Total Assets	$847,224
Liabilities:
Unfunded Loan Commitments	$1,571	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Significant changes in a quote, yield, liquidation value or valuation multiples would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2022, the Fund had securities with a total value of $260,916 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $270,266 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

	Assets				Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$673,373	$209,563	$2	$882,938	$(169)
Purchases/(Receipts)	111	-	-	111	(104)
(Sales, maturities and paydowns)/Fundings	(11,645)	-	-	(11,645)	18
Amortization of premiums/discounts	2,883	-	-	2,883	-
Total realized gains (losses) included in earnings	-	-	-	-	22
Total change in unrealized appreciation (depreciation) included in earnings	(12,732)	(4,981)	-	(17,713)	(1,338)
Transfers into Level 3	260,916	-	-	260,916	-
Transfers out of Level 3	(270,266)	-	-	(270,266)	-
Ending Balance	$642,640	$204,582	$2	$847,224	$(1,571)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$(12,165)	$(4,981)	$-	$(17,146)	$(1,334)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22
Common Stock
BP Holdco LLC*	$368	$–	$–	$–	$1	$369	523

*	Non-income producing security.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 93.4%
Financial - 26.8%
LXP Industrial Trust REIT	75,011	$1,177,673
First Horizon Corp.	47,707	1,120,637
Prosperity Bancshares, Inc.	14,976	1,039,035
Physicians Realty Trust REIT	58,390	1,024,161
Unum Group	31,630	996,661
CNO Financial Group, Inc.	38,808	973,693
Cathay General Bancorp	21,370	956,307
Hanmi Financial Corp.	35,569	875,353
Investors Bancorp, Inc.	48,389	722,448
BOK Financial Corp.	7,564	710,638
STAG Industrial, Inc. REIT	17,048	704,935
Axis Capital Holdings Ltd.	11,496	695,163
Stifel Financial Corp.	10,167	690,339
Hancock Whitney Corp.	13,170	686,816
Simmons First National Corp. — Class A	23,197	608,225
Apple Hospitality REIT, Inc.	30,185	542,424
MGIC Investment Corp.	39,769	538,870
Flagstar Bancorp, Inc.	12,439	527,414
Independent Bank Group, Inc.	6,785	482,821
Zions Bancorp North America	7,193	471,573
Virtu Financial, Inc. — Class A	12,488	464,804
Old Republic International Corp.	17,213	445,300
Kennedy-Wilson Holdings, Inc.	17,252	420,776
Sunstone Hotel Investors, Inc. REIT*	35,434	417,412
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	391,841
Park Hotels & Resorts, Inc. REIT	19,249	375,933
Heartland Financial USA, Inc.	7,689	367,765
First Hawaiian, Inc.	12,966	361,622
Trustmark Corp.	10,996	334,168
RMR Group, Inc. — Class A	7,220	224,542
Heritage Insurance Holdings, Inc.	29,534	210,873
Total Financial		19,560,222
Industrial - 21.9%
GATX Corp.	8,802	1,085,551
MDU Resources Group, Inc.	38,023	1,013,313
Kirby Corp.*	13,407	967,851
Littelfuse, Inc.	3,479	867,697
Colfax Corp.*	21,321	848,363
Graphic Packaging Holding Co.	39,961	800,818
Knight-Swift Transportation Holdings, Inc.	15,260	770,020
Valmont Industries, Inc.	3,161	754,215
Sanmina Corp.*	18,569	750,559
Terex Corp.	18,854	672,334
Arcosa, Inc.	11,584	663,184
Curtiss-Wright Corp.	4,017	603,193
Daseke, Inc.*	58,964	593,767
Zurn Water Solutions Corp.	15,500	548,700
Altra Industrial Motion Corp.	12,814	498,849
Energizer Holdings, Inc.	16,081	494,652
PGT Innovations, Inc.*	25,188	452,880
Stoneridge, Inc.*	20,250	420,390
Moog, Inc. — Class A	4,732	415,469
Owens Corning	4,194	383,751
Park Aerospace Corp.	27,305	356,330
Advanced Energy Industries, Inc.	3,990	343,459
EnerSys	4,571	340,859
Belden, Inc.	5,787	320,600
Kennametal, Inc.	11,020	315,282
Plexus Corp.*	3,817	312,269
ChargePoint Holdings, Inc.*	13,978	277,883
Smith-Midland Corp.*	9,338	165,750
Total Industrial		16,037,988
Consumer, Cyclical - 12.2%
H&E Equipment Services, Inc.	24,579	1,069,678
Avient Corp.	18,079	867,792
Methode Electronics, Inc.	19,751	854,231
MSC Industrial Direct Company, Inc. — Class A	8,379	713,975
Alaska Air Group, Inc.*	12,258	711,087
Tenneco, Inc. — Class A*	36,566	669,889
Whirlpool Corp.	3,814	658,983
Hawaiian Holdings, Inc.*	31,086	612,394
Meritage Homes Corp.*	5,862	464,446
Lakeland Industries, Inc.*	21,184	406,521
Rush Enterprises, Inc. — Class A	6,988	355,759
Marriott Vacations Worldwide Corp.	2,255	355,613
Macy's, Inc.	13,170	320,821
Leggett & Platt, Inc.	8,870	308,676
Newell Brands, Inc.	13,715	293,638
Dana, Inc.	15,507	272,458
Total Consumer, Cyclical		8,935,961
Energy - 8.5%
Pioneer Natural Resources Co.	11,717	2,929,602
Equities Corp.	27,869	958,972
CNX Resources Corp.*	40,226	833,483
Chesapeake Energy Corp.	9,469	823,803
Patterson-UTI Energy, Inc.	44,494	688,767
Total Energy		6,234,627
Consumer, Non-cyclical - 6.2%
Encompass Health Corp.	14,281	1,015,522
Ingredion, Inc.	9,108	793,762
Central Garden & Pet Co. — Class A*	16,553	675,031
US Foods Holding Corp.*	16,542	622,476
Integer Holdings Corp.*	6,366	512,909
Pacira BioSciences, Inc.*	6,247	476,771
Perdoceo Education Corp.*	20,801	238,795
Emergent BioSolutions, Inc.*	4,706	193,228
Total Consumer, Non-cyclical		4,528,494
Utilities - 4.8%
Black Hills Corp.	17,277	1,330,674
OGE Energy Corp.	19,004	774,983
Spire, Inc.	7,249	520,188
ALLETE, Inc.	6,868	460,019
Avista Corp.	9,559	431,589
Total Utilities		3,517,453
Basic Materials - 4.7%
Huntsman Corp.	32,095	1,203,883
Reliance Steel & Aluminum Co.	3,874	710,298
Ashland Global Holdings, Inc.	6,259	615,948
Element Solutions, Inc.	24,781	542,704

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 93.4% (continued)
Basic Materials - 4.7% (continued)
Commercial Metals Co.	8,977	$373,623
Total Basic Materials		3,446,456
Technology - 4.4%
Science Applications International Corp.	9,254	852,941
DXC Technology Co.*	24,545	800,904
Amkor Technology, Inc.	24,185	525,298
Evolent Health, Inc. — Class A*	15,878	512,860
Conduent, Inc.*	95,977	495,241
Total Technology		3,187,244
Communications - 3.9%
Infinera Corp.*	87,174	755,799
TEGNA, Inc.	32,594	730,105
Ciena Corp.*	10,256	621,821
Gray Television, Inc.	25,944	572,584
Audacy, Inc.*	57,603	166,473
Total Communications		2,846,782
Total Common Stocks
(Cost $56,491,471)		68,295,227

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	116,667	1
Total Convertible Preferred Stocks
(Cost $111,410)		1

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp. *	81,258	68,257
Total Rights
(Cost $–)		68,257

EXCHANGE-TRADED FUNDS† - 2.5%
iShares Russell 2000 Value ETF	11,483	1,853,356
Total Exchange-Traded Funds
(Cost $1,301,506)		1,853,356

MONEY MARKET FUND† - 4.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[2]	2,917,595	2,917,595
Total Money Market Fund
(Cost $2,917,595)		2,917,595
Total Investments - 100.0%
(Cost $60,821,982)		$73,134,436
Other Assets & Liabilities, net - 0.0%		(10,148)
Total Net Assets - 100.0%		$73,124,288

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$68,295,227	$—	$—	$68,295,227
Convertible Preferred Stocks	—	—	1	1
Rights	68,257	—	—	68,257
Exchange-Traded Funds	1,853,356	—	—	1,853,356
Money Market Fund	2,917,595	—	—	2,917,595
Total Assets	$73,134,435	$—	$1	$73,134,436

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 98.3%
Financial - 25.1%
Alleghany Corp.*	5,855	$4,959,185
First Horizon Corp.	202,420	4,754,846
Physicians Realty Trust REIT	164,446	2,884,383
Alexandria Real Estate Equities, Inc. REIT	14,205	2,858,756
Prosperity Bancshares, Inc.	37,832	2,624,784
Unum Group	80,052	2,522,439
BOK Financial Corp.	21,837	2,051,586
VICI Properties, Inc. REIT	70,712	2,012,463
STAG Industrial, Inc. REIT	47,835	1,977,977
Sun Communities, Inc. REIT	10,576	1,853,867
Axis Capital Holdings Ltd.	29,809	1,802,550
Stifel Financial Corp.	26,146	1,775,313
KeyCorp	72,582	1,624,385
Apple Hospitality, Inc. REIT	82,613	1,484,556
Voya Financial, Inc.	21,525	1,428,184
Virtu Financial, Inc. — Class A	36,940	1,374,907
Zions Bancorp North America	18,375	1,204,665
Old Republic International Corp.	46,321	1,198,324
Medical Properties Trust, Inc. REIT	53,620	1,133,527
Heartland Financial USA, Inc.	21,485	1,027,628
Park Hotels & Resorts, Inc. REIT	50,975	995,542
Gaming and Leisure Properties, Inc. REIT	19,571	918,467
First Hawaiian, Inc.	32,761	913,704
Trustmark Corp.	27,785	844,386
Heritage Insurance Holdings, Inc.	74,765	533,822
Total Financial		46,760,246
Industrial - 20.0%
Kirby Corp.*	38,649	2,790,071
Littelfuse, Inc.	10,214	2,547,474
Graphic Packaging Holding Co.	119,885	2,402,495
Johnson Controls International plc	32,961	2,161,253
Knight-Swift Transportation Holdings, Inc.	42,599	2,149,545
Colfax Corp.*	53,282	2,120,091
Valmont Industries, Inc.	7,997	1,908,084
Packaging Corporation of America	11,916	1,860,207
Terex Corp.	47,683	1,700,376
Arcosa, Inc.	28,950	1,657,387
Curtiss-Wright Corp.	10,964	1,646,354
Zurn Water Solutions Corp.	42,569	1,506,943
Daseke, Inc.*	147,451	1,484,832
GATX Corp.	11,670	1,439,261
Altra Industrial Motion Corp.	32,424	1,262,266
Energizer Holdings, Inc.	40,672	1,251,071
PGT Innovations, Inc.*	68,573	1,232,943
Stoneridge, Inc.*	51,265	1,064,261
Advanced Energy Industries, Inc.	10,258	883,009
EnerSys	11,333	845,102
Kennametal, Inc.	28,392	812,295
Park Aerospace Corp.	61,229	799,039
Plexus Corp.*	9,638	788,485
ChargePoint Holdings, Inc.*	35,037	696,535
Smith-Midland Corp.*	4,695	83,336
Total Industrial		37,092,715
Consumer, Cyclical - 12.1%
H&E Equipment Services, Inc.	61,426	2,673,259
Avient Corp.	46,496	2,231,808
LKQ Corp.	48,239	2,190,533
MSC Industrial Direct Company, Inc. — Class A	22,407	1,909,300
Methode Electronics, Inc.	43,794	1,894,090
Alaska Air Group, Inc.*	32,117	1,863,107
Whirlpool Corp.	9,535	1,647,457
Ralph Lauren Corp. — Class A	13,536	1,535,524
DR Horton, Inc.	19,918	1,484,090
PVH Corp.	11,908	912,272
Marriott Vacations Worldwide Corp.	5,658	892,267
Leggett & Platt, Inc.	22,402	779,590
Newell Brands, Inc.	35,094	751,363
Lakeland Industries, Inc.*	35,963	690,130
Dana, Inc.	38,966	684,633
La-Z-Boy, Inc.	13,202	348,137
Total Consumer, Cyclical		22,487,560
Consumer, Non-cyclical - 12.0%
Bunge Ltd.	40,835	4,524,926
Ingredion, Inc.	25,798	2,248,296
Encompass Health Corp.	31,114	2,212,517
Henry Schein, Inc.*	25,168	2,194,398
J M Smucker Co.	15,120	2,047,399
Central Garden & Pet Co. — Class A*	43,114	1,758,189
Tyson Foods, Inc. — Class A	18,994	1,702,432
US Foods Holding Corp.*	45,191	1,700,538
Integer Holdings Corp.*	17,381	1,400,387
Pacira BioSciences, Inc.*	15,959	1,217,991
Quest Diagnostics, Inc.	6,475	886,168
Emergent BioSolutions, Inc.*	11,690	479,991
Total Consumer, Non-cyclical		22,373,232
Energy - 7.5%
Pioneer Natural Resources Co.	30,929	7,733,178
Equities Corp.	70,073	2,411,212
Chesapeake Energy Corp.	23,809	2,071,383
Patterson-UTI Energy, Inc.	112,085	1,735,075
HydroGen Corp.*,†††,1	672,346	1
Total Energy		13,950,849
Basic Materials - 7.2%
Huntsman Corp.	80,652	3,025,257
Westlake Corp.	23,085	2,848,689
Reliance Steel & Aluminum Co.	9,765	1,790,413
Ashland Global Holdings, Inc.	17,628	1,734,771
Element Solutions, Inc.	67,298	1,473,826
Nucor Corp.	9,527	1,416,188
Commercial Metals Co.	27,772	1,155,871
Total Basic Materials		13,445,015
Technology - 6.4%
Evolent Health, Inc. — Class A*	129,629	4,187,017
Science Applications International Corp.	23,262	2,144,058
Leidos Holdings, Inc.	19,309	2,085,758
DXC Technology Co.*	61,893	2,019,569
Teradyne, Inc.	7,769	918,529

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Technology - 6.4% (continued)
Qorvo, Inc.*	4,639	$575,700
Total Technology		11,930,631
Utilities - 4.6%
Black Hills Corp.	43,060	3,316,481
Pinnacle West Capital Corp.	26,160	2,043,096
OGE Energy Corp.	48,097	1,961,396
Spire, Inc.	17,968	1,289,384
Total Utilities		8,610,357
Communications - 3.4%
Infinera Corp.*	285,587	2,476,039
TEGNA, Inc.	104,531	2,341,494
Ciena Corp.*	25,828	1,565,952
Total Communications		6,383,485
Total Common Stocks
(Cost $146,609,707)		183,034,090

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	1
Total Convertible Preferred Stocks
(Cost $294,438)		1

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	220,317	185,066
Total Rights
(Cost $–)		185,066

MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[3]	2,140,149	2,140,149
Total Money Market Fund
(Cost $2,140,149)		2,140,149
Total Investments - 99.6%
(Cost $149,044,294)		$185,359,306
Other Assets & Liabilities, net - 0.4%		729,942
Total Net Assets - 100.0%		$186,089,248

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted— See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$183,034,089	$—	$1	$183,034,090
Convertible Preferred Stocks	—	—	1	1
Rights	185,066	—	—	185,066
Money Market Fund	2,140,149	—	—	2,140,149
Total Assets	$185,359,304	$—	$2	$185,359,306

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22
Common Stocks
HydroGen Corp. *	$1	$–	$–	$–	$–	$1	672,346

*	Non-income producing security.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 20.9%
Financial - 4.1%
United Community Banks, Inc.	2,661	$92,603
First BanCorp	6,957	91,276
Preferred Bank/Los Angeles CA	1,046	77,498
Banner Corp.	1,289	75,445
Central Pacific Financial Corp.	2,537	70,782
National Bank Holdings Corp. — Class A	1,678	67,590
HomeStreet, Inc.	1,414	66,995
Hilltop Holdings, Inc.	2,118	62,269
Meta Financial Group, Inc.	1,109	60,906
Piper Sandler Cos.	458	60,112
Dime Community Bancshares, Inc.	1,704	58,907
Virtus Investment Partners, Inc.	239	57,358
ServisFirst Bancshares, Inc.	592	56,412
Walker & Dunlop, Inc.	435	56,298
Veritex Holdings, Inc.	1,247	47,598
Hanmi Financial Corp.	1,913	47,079
Enova International, Inc.*	1,078	40,932
Stewart Information Services Corp.	615	37,275
Independence Realty Trust, Inc. REIT	1,406	37,175
Southside Bancshares, Inc.	781	31,888
Triumph Bancorp, Inc.*	327	30,745
Customers Bancorp, Inc.*	474	24,714
Independent Bank Corp.	268	21,893
Interactive Brokers Group, Inc. — Class A	327	21,552
Innovative Industrial Properties, Inc. REIT	85	17,459
Total Financial		1,312,761
Industrial - 4.0%
UFP Industries, Inc.	1,204	92,901
Mueller Industries, Inc.	1,662	90,031
Chart Industries, Inc.*	501	86,057
OSI Systems, Inc.*	917	78,055
Knowles Corp.*	3,608	77,680
Tennant Co.	956	75,333
Comfort Systems USA, Inc.	794	70,674
Advanced Energy Industries, Inc.	820	70,586
Hillenbrand, Inc.	1,473	65,062
Fabrinet*	609	64,024
Encore Wire Corp.	504	57,491
Sturm Ruger & Company, Inc.	808	56,253
Matson, Inc.	456	55,003
Albany International Corp. — Class A	577	48,652
Badger Meter, Inc.	427	42,576
Trinity Industries, Inc.	1,222	41,988
Insteel Industries, Inc.	1,134	41,947
Materion Corp.	474	40,641
Dorian LPG Ltd.	2,268	32,863
Eagle Materials, Inc.	224	28,753
Boise Cascade Co.	369	25,634
Exponent, Inc.	207	22,366
Total Industrial		1,264,570
Technology - 3.8%
Rambus, Inc.*	2,901	92,513
Diodes, Inc.*	986	85,772
CSG Systems International, Inc.	1,329	84,484
ExlService Holdings, Inc.*	572	81,950
Progress Software Corp.	1,636	77,039
Xperi Holding Corp.	4,397	76,156
SPS Commerce, Inc.*	569	74,653
Onto Innovation, Inc.*	842	73,161
MaxLinear, Inc. — Class A*	1,194	69,670
Kulicke & Soffa Industries, Inc.	1,157	64,815
Digi International, Inc.*	2,667	57,394
Axcelis Technologies, Inc.*	737	55,666
Veeco Instruments, Inc.*	1,753	47,664
TTEC Holdings, Inc.	576	47,532
Ultra Clean Holdings, Inc.*	1,081	45,824
Maximus, Inc.	602	45,120
3D Systems Corp.*	2,501	41,717
CEVA, Inc.*	962	39,105
Cohu, Inc.*	1,165	34,484
Apollo Medical Holdings, Inc.*	647	31,360
Total Technology		1,226,079
Consumer, Non-cyclical - 3.7%
Alarm.com Holdings, Inc.*	1,225	81,413
AMN Healthcare Services, Inc.*	695	72,509
Omnicell, Inc.*	535	69,277
Prestige Consumer Healthcare, Inc.*	1,219	64,534
CONMED Corp.	428	63,580
EVERTEC, Inc.	1,534	62,787
Innoviva, Inc.*	2,952	57,121
Pacira BioSciences, Inc.*	720	54,951
Amphastar Pharmaceuticals, Inc.*	1,469	52,737
Tivity Health, Inc.*	1,533	49,316
Supernus Pharmaceuticals, Inc.*	1,482	47,898
Coherus Biosciences, Inc.*	3,679	47,496
Cytokinetics, Inc.*	1,288	47,411
Ligand Pharmaceuticals, Inc. — Class B*	396	44,546
LeMaitre Vascular, Inc.	954	44,332
Corcept Therapeutics, Inc.*	1,779	40,063
Eagle Pharmaceuticals, Inc.*	809	40,038
Surmodics, Inc.*	879	39,845
Halozyme Therapeutics, Inc.*	972	38,764
Varex Imaging Corp.*	1,718	36,576
Fulgent Genetics, Inc.*	475	29,645
Vanda Pharmaceuticals, Inc.*	2,617	29,598
uniQure N.V.*	1,604	28,984
iTeos Therapeutics, Inc.*	788	25,358
CorVel Corp.*	136	22,908
Total Consumer, Non-cyclical		1,191,687
Consumer, Cyclical - 2.4%
Boot Barn Holdings, Inc.*	619	58,675
Methode Electronics, Inc.	1,265	54,711
Vista Outdoor, Inc.*	1,348	48,110
Gentherm, Inc.*	583	42,583
Dine Brands Global, Inc.	540	42,093
Shoe Carnival, Inc.	1,414	41,232
LGI Homes, Inc.*	421	41,123
Installed Building Products, Inc.	457	38,612
Jack in the Box, Inc.	406	37,924

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 20.9% (continued)
Consumer, Cyclical - 2.4% (continued)
MarineMax, Inc.*	908	$36,556
Patrick Industries, Inc.	606	36,542
Cavco Industries, Inc.*	151	36,368
Oxford Industries, Inc.	381	34,481
Sleep Number Corp.*	665	33,722
Buckle, Inc.	1,004	33,172
Movado Group, Inc.	806	31,474
Winnebago Industries, Inc.	581	31,392
Kontoor Brands, Inc.	740	30,599
Asbury Automotive Group, Inc.*	143	22,909
Hibbett, Inc.	458	20,308
Total Consumer, Cyclical		752,586
Energy - 1.3%
Matador Resources Co.	1,382	73,218
SM Energy Co.	1,677	65,319
Civitas Resources, Inc.	957	57,143
Southwestern Energy Co.*	7,738	55,481
Range Resources Corp.*	1,647	50,036
PDC Energy, Inc.	541	39,320
Callon Petroleum Co.*	650	38,402
Antero Midstream Corp.	1,918	20,849
Total Energy		399,768
Communications - 1.0%
Viavi Solutions, Inc.*	3,896	62,648
Perficient, Inc.*	533	58,678
InterDigital, Inc.	798	50,912
Extreme Networks, Inc.*	3,909	47,729
Shutterstock, Inc.	462	43,003
Harmonic, Inc.*	3,250	30,192
HealthStream, Inc.*	1,053	20,976
Total Communications		314,138
Basic Materials - 0.6%
Livent Corp.*	2,438	63,559
Ingevity Corp.*	810	51,897
AdvanSix, Inc.	851	43,478
Valvoline, Inc.	629	19,851
Balchem Corp.	115	15,720
Total Basic Materials		194,505
Total Common Stocks
(Cost $6,421,318)		6,656,094

MUTUAL FUNDS† - 77.1%
Guggenheim Variable Insurance Strategy Fund III[1]	390,803	9,609,844
Guggenheim Strategy Fund III[1]	370,219	9,122,206
Guggenheim Strategy Fund II1	224,584	5,513,543
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	29,322	287,061
Total Mutual Funds
(Cost $24,856,127)		24,532,654

MONEY MARKET FUND† - 2.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[2]	875,989	875,989
Total Money Market Fund
(Cost $875,989)		875,989
Total Investments - 100.8%
(Cost $32,153,434)		$32,064,737
Other Assets & Liabilities, net - (0.8)%		(263,851)
Total Net Assets - 100.0%		$31,800,886

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	3	Jun 2022	$309,750	$19,151
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2022	268,770	14,922
			$578,520	$34,073

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	Pay	0.54% (Federal Funds Rate + 0.21%)	At Maturity	04/07/22	18,977	$24,682,511	$(3,702,299)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,656,094	$—	$—	$6,656,094
Mutual Funds	24,532,654	—	—	24,532,654
Money Market Fund	875,989	—	—	875,989
Equity Futures Contracts**	34,073	—	—	34,073
Total Assets	$32,098,810	$—	$—	$32,098,810

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$3,702,299	$—	$3,702,299

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,675,169	$2,733,762	$(3,822,927)	$(15,979)	$(56,482)	$5,513,543	224,584	$19,238
Guggenheim Strategy Fund III	9,233,350	32,938	–	–	(144,082)	9,122,206	370,219	33,582
Guggenheim Ultra Short Duration Fund — Institutional Class	3,333,685	1,882	(3,041,984)	(19,829)	13,307	287,061	29,322	2,047
Guggenheim Variable Insurance Strategy Fund III	8,963,296	779,600	–	–	(133,052)	9,609,844	390,803	30,194
	$28,205,500	$3,548,182	$(6,864,911)	$(35,808)	$(320,309)	$24,532,654		$85,061

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 18.8%
Technology - 7.8%
Apple, Inc.	8,122	$1,418,183
Microsoft Corp.	3,532	1,088,951
NVIDIA Corp.	939	256,215
QUALCOMM, Inc.	1,119	171,006
Broadcom, Inc.	244	153,642
KLA Corp.	305	111,648
Akamai Technologies, Inc.*	864	103,153
NXP Semiconductor N.V.	533	98,648
HP, Inc.	2,541	92,238
Qorvo, Inc.*	728	90,345
Advanced Micro Devices, Inc.*	757	82,770
NetApp, Inc.	991	82,253
Skyworks Solutions, Inc.	578	77,036
Seagate Technology Holdings plc	778	69,942
Oracle Corp.	721	59,648
Adobe, Inc.*	100	45,562
Intuit, Inc.	39	18,753
Total Technology		4,019,993
Communications - 4.1%
Alphabet, Inc. — Class C*	275	768,072
Amazon.com, Inc.*	203	661,770
Meta Platforms, Inc. — Class A*	1,375	305,745
Cisco Systems, Inc.	2,581	143,916
Motorola Solutions, Inc.	424	102,693
F5, Inc.*	473	98,834
Netflix, Inc.*	100	37,459
Total Communications		2,118,489
Consumer, Non-cyclical - 3.0%
AbbVie, Inc.	965	156,436
Pfizer, Inc.	2,430	125,801
Amgen, Inc.	510	123,328
Vertex Pharmaceuticals, Inc.*	467	121,873
Gartner, Inc.*	371	110,358
Regeneron Pharmaceuticals, Inc.*	158	110,350
Incyte Corp.*	1,370	108,805
Hologic, Inc.*	1,397	107,318
PerkinElmer, Inc.	579	101,012
Laboratory Corporation of America Holdings*	367	96,763
Quest Diagnostics, Inc.	707	96,760
Moderna, Inc.*	514	88,542
HCA Healthcare, Inc.	346	86,715
Eli Lilly & Co.	107	30,642
S&P Global, Inc.	72	29,533
Thermo Fisher Scientific, Inc.	49	28,942
UnitedHealth Group, Inc.	56	28,558
Total Consumer, Non-cyclical		1,551,736
Consumer, Cyclical - 1.5%
Tesla, Inc.*	313	337,289
AutoZone, Inc.*	59	120,630
LKQ Corp.	2,022	91,819
NVR, Inc.*	19	84,878
Bath & Body Works, Inc.	1,324	63,287
Home Depot, Inc.	172	51,485
Lowe's Companies, Inc.	122	24,667
Total Consumer, Cyclical		774,055
Financial - 0.9%
Morgan Stanley	1,196	104,530
Raymond James Financial, Inc.	943	103,645
Capital One Financial Corp.	638	83,763
Synchrony Financial	2,060	71,709
JPMorgan Chase & Co.	222	30,263
Visa, Inc. — Class A	133	29,495
Bank of America Corp.	652	26,876
Total Financial		450,281
Industrial - 0.7%
Keysight Technologies, Inc.*	663	104,734
Sealed Air Corp.	1,408	94,280
Masco Corp.	1,715	87,465
Otis Worldwide Corp.	900	69,255
Total Industrial		355,734
Basic Materials - 0.4%
Nucor Corp.	745	110,744
CF Industries Holdings, Inc.	1,055	108,729
Total Basic Materials		219,473
Energy - 0.4%
Occidental Petroleum Corp.	1,727	97,990
APA Corp.	2,028	83,817
Total Energy		181,807
Total Common Stocks
(Cost $7,955,137)		9,671,568

MUTUAL FUNDS† - 79.0%
Guggenheim Strategy Fund III[1]	619,453	15,263,331
Guggenheim Variable Insurance Strategy Fund III[1]	518,059	12,739,076
Guggenheim Strategy Fund II1	362,759	8,905,736
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	380,388	3,724,001
Total Mutual Funds
(Cost $41,204,610)		40,632,144

MONEY MARKET FUND† - 3.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[2]	1,863,556	1,863,556
Total Money Market Fund
(Cost $1,863,556)		1,863,556
Total Investments - 101.4%
(Cost $51,023,303)		$52,167,268
Other Assets & Liabilities, net - (1.4)%		(715,305)
Total Net Assets - 100.0%		$51,451,963

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2022	$297,420	$36,554
S&P 500 Index Mini Futures Contracts	1	Jun 2022	226,388	18,182
			$523,808	$54,736

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	Pay	0.82% (Federal Funds Rate + 0.49%)	At Maturity	04/07/22	14,779	$41,254,707	$420,758

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,671,568	$—	$—	$9,671,568
Mutual Funds	40,632,144	—	—	40,632,144
Money Market Fund	1,863,556	—	—	1,863,556
Equity Futures Contracts**	54,736	—	—	54,736
Equity Index Swap Agreements**	—	420,758	—	420,758
Total Assets	$52,222,004	$420,758	$—	$52,642,762

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,709,839	$4,810,918	$(4,504,946)	$(19,513)	$(90,562)	$8,905,736	362,759	$28,534
Guggenheim Strategy Fund III	14,184,016	1,300,651	–	–	(221,336)	15,263,331	619,453	51,640
Guggenheim Ultra Short Duration Fund — Institutional Class	9,222,929	11,668	(5,456,983)	(31,221)	(22,392)	3,724,001	380,388	12,125
Guggenheim Variable Insurance Strategy Fund III	12,887,874	42,511	–	–	(191,309)	12,739,076	518,059	43,366
	$45,004,658	$6,165,748	$(9,961,929)	$(50,734)	$(525,599)	$40,632,144		$135,665

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 100.1%
Financial - 23.9%
Safety Insurance Group, Inc.	517	$46,969
Arch Capital Group Ltd.*	926	44,837
Mercury General Corp.[1]	800	44,000
National Bank Holdings Corp. — Class A	1,006	40,522
Enstar Group Ltd.*,1	155	40,478
Old Republic International Corp.[1]	1,391	35,985
Travelers Companies, Inc.	193	35,267
Stewart Information Services Corp.	551	33,396
Preferred Bank/Los Angeles CA	450	33,341
Radian Group, Inc.	1,421	31,560
AMERISAFE, Inc.	615	30,547
Fulton Financial Corp.	1,814	30,149
United Bankshares, Inc.	855	29,822
MGIC Investment Corp.	2,133	28,902
Evercore, Inc. — Class A1	240	26,717
PS Business Parks, Inc. REIT	155	26,052
BankUnited, Inc.	591	25,980
Everest Re Group Ltd.	86	25,919
Fidelity National Financial, Inc.	522	25,495
HomeStreet, Inc.	517	24,495
Interactive Brokers Group, Inc. — Class A	367	24,189
Piper Sandler Cos.[1]	180	23,625
Markel Corp.*	16	23,604
Raymond James Financial, Inc.[1]	212	23,246
Essent Group Ltd.	557	22,954
Equity Commonwealth REIT*,1	788	22,230
Hilltop Holdings, Inc.	740	21,756
OneMain Holdings, Inc.	443	21,002
Meta Financial Group, Inc.	356	19,552
Janus Henderson Group plc	484	16,950
First American Financial Corp.	252	16,335
Western Union Co.	853	15,985
PotlatchDeltic Corp. REIT[1]	268	14,132
Easterly Government Properties, Inc. REIT	653	13,804
Citigroup, Inc.	250	13,350
WP Carey, Inc. REIT	113	9,135
Total Financial		962,282
Consumer, Non-cyclical - 19.5%
Bristol-Myers Squibb Co.[1]	627	45,790
Johnson & Johnson[1]	257	45,548
John B Sanfilippo & Son, Inc.[1]	508	42,388
Gilead Sciences, Inc.[1]	702	41,734
Amgen, Inc.[1]	156	37,724
AbbVie, Inc.[1]	230	37,285
Hologic, Inc.*,1	477	36,643
Innoviva, Inc.*,1	1,690	32,702
Perdoceo Education Corp.*	2,829	32,477
Regeneron Pharmaceuticals, Inc.*,1	45	31,429
Amphastar Pharmaceuticals, Inc.*	834	29,941
Incyte Corp.*,1	332	26,367
Eagle Pharmaceuticals, Inc.*	530	26,230
Bio-Rad Laboratories, Inc. — Class A*	44	24,782
Vertex Pharmaceuticals, Inc.*,1	88	22,965
USANA Health Sciences, Inc.*	288	22,882
Prestige Consumer Healthcare, Inc.*,1	385	20,382
Quest Diagnostics, Inc.[1]	144	19,708
EVERTEC, Inc.	479	19,605
Abbott Laboratories	159	18,819
Molson Coors Beverage Co. — Class B	340	18,149
Merck & Company, Inc.[1]	219	17,969
Vanda Pharmaceuticals, Inc.*	1,478	16,716
Royalty Pharma plc — Class A	421	16,402
Waters Corp.*	50	15,520
United Therapeutics Corp.*,1	82	14,712
Pfizer, Inc.[1]	264	13,667
Exelixis, Inc.*	598	13,557
Laboratory Corporation of America Holdings*	51	13,446
Halozyme Therapeutics, Inc.*	276	11,007
Corteva, Inc.	178	10,231
Premier, Inc. — Class A	236	8,399
Total Consumer, Non-cyclical		785,176
Industrial - 14.6%
Vishay Intertechnology, Inc.[1]	2,266	44,413
3M Co.[1]	292	43,473
Knowles Corp.*	2,007	43,211
Garmin Ltd.	352	41,751
Mueller Industries, Inc.[1]	752	40,736
Snap-on, Inc.[1]	175	35,959
Sanmina Corp.*,1	871	35,206
Sturm Ruger & Company, Inc.	505	35,158
Packaging Corporation of America	200	31,222
TTM Technologies, Inc.*	2,079	30,811
Hillenbrand, Inc.[1]	553	24,426
OSI Systems, Inc.*	262	22,301
Crane Co.[1]	202	21,873
Eagle Materials, Inc.	152	19,511
Encore Wire Corp.[1]	156	17,795
Louisiana-Pacific Corp.[1]	217	13,480
Owens Corning[1]	145	13,267
Vontier Corp.	507	12,873
Albany International Corp. — Class A	151	12,732
Dorian LPG Ltd.	816	11,824
UFP Industries, Inc.	135	10,417
Insteel Industries, Inc.	268	9,913
Keysight Technologies, Inc.*	55	8,688
Arrow Electronics, Inc.*	71	8,423
Total Industrial		589,463
Consumer, Cyclical - 11.5%
AutoZone, Inc.*,1	22	44,981
Gentex Corp.[1]	1,475	43,026
Whirlpool Corp.[1]	207	35,765
NVR, Inc.*	7	31,271
Cummins, Inc.[1]	142	29,126
Allison Transmission Holdings, Inc.[1]	705	27,678
Dolby Laboratories, Inc. — Class A1	331	25,891
Ethan Allen Interiors, Inc.	814	21,221

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Consumer, Cyclical - 11.5% (continued)
Acushnet Holdings Corp.[1]	480	$19,325
Columbia Sportswear Co.	185	16,748
Tri Pointe Homes, Inc.*,1	811	16,285
Brunswick Corp.[1]	190	15,369
Methode Electronics, Inc.	322	13,926
LKQ Corp.[1]	285	12,942
PulteGroup, Inc.[1]	287	12,025
AutoNation, Inc.*,1	118	11,750
Tapestry, Inc.	311	11,554
Jack in the Box, Inc.[1]	121	11,303
Zumiez, Inc.*	277	10,584
Toll Brothers, Inc.	222	10,438
Autoliv, Inc.	136	10,396
Shoe Carnival, Inc.	299	8,719
MarineMax, Inc.*	208	8,374
Haverty Furniture Companies, Inc.	298	8,171
Buckle, Inc.	201	6,641
Total Consumer, Cyclical		463,509
Utilities - 10.5%
MGE Energy, Inc.[1]	587	46,837
CMS Energy Corp.	664	46,440
National Fuel Gas Co.[1]	662	45,479
Duke Energy Corp.[1]	385	42,989
IDACORP, Inc.[1]	369	42,568
Portland General Electric Co.[1]	751	41,418
Chesapeake Utilities Corp.[1]	284	39,124
Otter Tail Corp.	383	23,937
PPL Corp.[1]	833	23,790
Southern Co.[1]	307	22,261
American States Water Co.[1]	204	18,160
WEC Energy Group, Inc.	170	16,968
California Water Service Group	201	11,915
Total Utilities		421,886
Communications - 8.1%
Verizon Communications, Inc.[1]	793	40,395
Comcast Corp. — Class A	837	39,188
Meta Platforms, Inc. — Class A*	171	38,024
Cisco Systems, Inc.[1]	420	23,419
Yelp, Inc. — Class A*	686	23,399
Viavi Solutions, Inc.*,1	1,399	22,496
Nexstar Media Group, Inc. — Class A	107	20,167
Interpublic Group of Companies, Inc.	561	19,887
Alphabet, Inc. — Class C*	7	19,551
Shenandoah Telecommunications Co.	745	17,567
Omnicom Group, Inc.[1]	204	17,316
InterDigital, Inc.[1]	252	16,078
Juniper Networks, Inc.[1]	316	11,743
F5, Inc.*	43	8,985
NETGEAR, Inc.*	321	7,922
Total Communications		326,137
Technology - 6.3%
CSG Systems International, Inc.[1]	693	44,054
Rambus, Inc.*,1	945	30,136
NetApp, Inc.[1]	251	20,833
Xperi Holding Corp.	992	17,181
Intel Corp.	333	16,503
Progress Software Corp.	332	15,634
Akamai Technologies, Inc.*	112	13,372
ExlService Holdings, Inc.*	90	12,894
Lumentum Holdings, Inc.*	123	12,005
Ziff Davis, Inc.*	117	11,323
Dropbox, Inc. — Class A*	391	9,091
NetScout Systems, Inc.*	282	9,047
Genpact Ltd.	203	8,832
CommVault Systems, Inc.*,1	133	8,825
SS&C Technologies Holdings, Inc.	113	8,477
Skyworks Solutions, Inc.	63	8,397
Qorvo, Inc.*	65	8,067
Total Technology		254,671
Basic Materials - 4.7%
Dow, Inc.[1]	547	34,855
LyondellBasell Industries N.V. — Class A	332	34,136
Westlake Corp.[1]	249	30,727
International Paper Co.[1]	628	28,982
Minerals Technologies, Inc.	284	18,786
AdvanSix, Inc.	320	16,349
Reliance Steel & Aluminum Co.	87	15,952
NewMarket Corp.	34	11,029
Total Basic Materials		190,816
Energy - 1.0%
Kinder Morgan, Inc.	1,259	23,808
Exxon Mobil Corp.	178	14,701
Total Energy		38,509
Total Common Stocks
(Cost $3,996,025)		4,032,449

MONEY MARKET FUND† - 1.8%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.16%[2]	72,577	72,577
Total Money Market Fund
(Cost $72,577)		72,577
Total Investments - 101.9%
(Cost $4,068,602)		$4,105,026
Other Assets & Liabilities, net - (1.9)%		(78,447)
Total Net Assets - 100.0%		$4,026,579

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	$859,265	$16,263
Goldman Sachs International	GS Equity Custom Basket	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	859,268	15,930
						$1,718,533	$32,193
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	0.03% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$1,766,790	$(59,307)
Goldman Sachs International	GS Equity Custom Basket	Receive	0.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	1,745,655	(59,445)
						$3,512,445	$(118,752)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Amphastar Pharmaceuticals, Inc.	178	0.72%	$2,840
AbbVie, Inc.	49	0.92%	2,144
Innoviva, Inc.	362	0.82%	2,133
Molson Coors Beverage Co. — Class B	132	0.82%	1,316
Bristol-Myers Squibb Co.	134	1.14%	1,273
Vertex Pharmaceuticals, Inc.	18	0.55%	1,273
Regeneron Pharmaceuticals, Inc.	9	0.73%	1,245
Johnson & Johnson	55	1.13%	859
Eagle Pharmaceuticals, Inc.	113	0.65%	701
Amgen, Inc.	33	0.93%	561
Hologic, Inc.	102	0.91%	551
Merck & Company, Inc.	47	0.45%	471
Exelixis, Inc.	128	0.34%	435
Corteva, Inc.	38	0.25%	320
Perdoceo Education Corp.	606	0.81%	302
Incyte Corp.	71	0.66%	300
Quest Diagnostics, Inc.	30	0.48%	199
Prestige Consumer Healthcare, Inc.	82	0.51%	190
United Therapeutics Corp.	17	0.35%	168
Halozyme Therapeutics, Inc.	59	0.27%	115
Royalty Pharma plc — Class A	90	0.41%	23
Premier, Inc. — Class A	50	0.21%	(89)
Waters Corp.	10	0.36%	(96)
Abbott Laboratories	34	0.47%	(104)
Laboratory Corporation of America Holdings	10	0.31%	(206)
John B Sanfilippo & Son, Inc.	108	1.05%	(299)
Pfizer, Inc.	56	0.34%	(350)
EVERTEC, Inc.	102	0.49%	(510)
USANA Health Sciences, Inc.	61	0.56%	(1,162)
Gilead Sciences, Inc.	150	1.04%	(1,250)
Bio-Rad Laboratories, Inc. — Class A	9	0.59%	(1,293)
Vanda Pharmaceuticals, Inc.	316	0.42%	(1,700)
Total Consumer, Non-cyclical			10,360
Consumer, Cyclical
AutoZone, Inc.	5	1.19%	1,954
Ethan Allen Interiors, Inc.	174	0.53%	360
AutoNation, Inc.	25	0.29%	276
Allison Transmission Holdings, Inc.	151	0.69%	156
Methode Electronics, Inc.	69	0.35%	57
Tapestry, Inc.	66	0.29%	(2)
Columbia Sportswear Co.	46	0.48%	(4)
Zumiez, Inc.	59	0.26%	(140)
Autoliv, Inc.	29	0.26%	(299)
MarineMax, Inc.	44	0.21%	(378)
Haverty Furniture Companies, Inc.	63	0.20%	(398)
Jack in the Box, Inc.	26	0.28%	(400)
Tri Pointe Homes, Inc.	173	0.40%	(493)
Shoe Carnival, Inc.	64	0.22%	(534)
Buckle, Inc.	81	0.31%	(538)
Brunswick Corp.	40	0.38%	(610)
LKQ Corp.	61	0.32%	(655)
PulteGroup, Inc.	61	0.30%	(692)
Cummins, Inc.	30	0.72%	(727)
NVR, Inc.	2	1.04%	(910)
Toll Brothers, Inc.	47	0.26%	(959)
Acushnet Holdings Corp.	102	0.48%	(993)
Gentex Corp.	316	1.07%	(1,107)
Dolby Laboratories, Inc. — Class A	70	0.64%	(1,197)
Whirlpool Corp.	44	0.88%	(2,039)
Total Consumer, Cyclical			(10,272)
Basic Materials
Westlake Corp.	53	0.74%	1,638
LyondellBasell Industries N.V. — Class A	71	0.85%	868
Dow, Inc.	117	0.87%	861
AdvanSix, Inc.	68	0.40%	495
NewMarket Corp.	7	0.26%	83
Reliance Steel & Aluminum Co.	18	0.38%	(68)
Minerals Technologies, Inc.	60	0.46%	(211)
International Paper Co.	134	0.72%	(233)
Total Basic Materials			3,433
Technology
CSG Systems International, Inc.	148	1.09%	2,735
Rambus, Inc.	202	0.75%	2,104
ExlService Holdings, Inc.	19	0.32%	726
Lumentum Holdings, Inc.	26	0.30%	415
NetApp, Inc.	53	0.51%	356
Akamai Technologies, Inc.	24	0.33%	161
Dropbox, Inc. — Class A	83	0.22%	118
Genpact Ltd.	43	0.22%	72
NetScout Systems, Inc.	60	0.22%	38
Progress Software Corp.	71	0.39%	32
SS&C Technologies Holdings, Inc.	24	0.21%	(19)
Skyworks Solutions, Inc.	13	0.20%	(24)
Ziff Davis, Inc.	25	0.28%	(41)
Intel Corp.	71	0.41%	(74)
Qorvo, Inc.	14	0.20%	(109)
CommVault Systems, Inc.	28	0.22%	(340)
Xperi Holding Corp.	212	0.43%	(613)
Total Technology			5,537
Industrial
Mueller Industries, Inc.	161	1.01%	1,557

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Packaging Corporation of America	43	0.78%	$1,002
Knowles Corp.	430	1.08%	996
Crane Co.	43	0.54%	583
Encore Wire Corp.	33	0.44%	494
TTM Technologies, Inc.	445	0.77%	412
Dorian LPG Ltd.	174	0.29%	319
Albany International Corp. — Class A	32	0.31%	222
Sanmina Corp.	186	0.87%	177
Owens Corning	31	0.33%	166
Keysight Technologies, Inc.	11	0.20%	71
Louisiana-Pacific Corp.	46	0.33%	(12)
Insteel Industries, Inc.	57	0.25%	(119)
Arrow Electronics, Inc.	15	0.21%	(145)
Hillenbrand, Inc.	118	0.61%	(153)
Sturm Ruger & Company, Inc.	108	0.88%	(301)
UFP Industries, Inc.	28	0.25%	(301)
Eagle Materials, Inc.	32	0.48%	(574)
OSI Systems, Inc.	56	0.55%	(629)
Snap-on, Inc.	37	0.88%	(672)
Vontier Corp.	108	0.32%	(829)
Vishay Intertechnology, Inc.	485	1.11%	(997)
3M Co.	62	1.07%	(1,320)
Garmin Ltd.	75	1.04%	(1,324)
Total Industrial			(1,377)
Communications
Cisco Systems, Inc.	90	0.58%	1,075
Juniper Networks, Inc.	67	0.29%	864
Omnicom Group, Inc.	43	0.42%	501
F5, Inc.	9	0.22%	141
Interpublic Group of Companies, Inc.	120	0.50%	129
Nexstar Media Group, Inc. — Class A	23	0.50%	129
Alphabet, Inc. — Class C	1	0.33%	(24)
Viavi Solutions, Inc.	299	0.56%	(57)
Comcast Corp. — Class A	179	0.98%	(78)
Shenandoah Telecommunications Co.	159	0.44%	(125)
Meta Platforms, Inc. — Class A	42	1.09%	(127)
NETGEAR, Inc.	68	0.20%	(241)
InterDigital, Inc.	54	0.40%	(278)
Yelp, Inc. — Class A	147	0.58%	(288)
Verizon Communications, Inc.	169	1.00%	(479)
Total Communications			1,142
Financial
Arch Capital Group Ltd.	198	1.12%	1,567
Safety Insurance Group, Inc.	110	1.16%	1,292
Enstar Group Ltd.	33	1.00%	1,065
Raymond James Financial, Inc.	45	0.58%	995
Markel Corp.	3	0.52%	749
Preferred Bank/Los Angeles CA	96	0.83%	582
Everest Re Group Ltd.	18	0.63%	581
Travelers Companies, Inc.	41	0.87%	411
Equity Commonwealth	168	0.55%	362
BankUnited, Inc.	126	0.64%	324
Old Republic International Corp.	298	0.90%	237
PS Business Parks, Inc.	33	0.65%	223
Western Union Co.	182	0.40%	154
WP Carey, Inc.	24	0.23%	88
Easterly Government Properties, Inc.	140	0.34%	59
United Bankshares, Inc.	183	0.74%	20
Radian Group, Inc.	304	0.79%	(26)
Stewart Information Services Corp.	118	0.83%	(64)
Fulton Financial Corp.	388	0.75%	(102)
First American Financial Corp.	54	0.41%	(186)
Janus Henderson Group plc	103	0.42%	(198)
Interactive Brokers Group, Inc. — Class A	78	0.60%	(203)
HomeStreet, Inc.	110	0.61%	(215)
Fidelity National Financial, Inc.	111	0.63%	(244)
Citigroup, Inc.	53	0.33%	(315)
PotlatchDeltic Corp.	57	0.35%	(339)
Essent Group Ltd.	119	0.57%	(470)
OneMain Holdings, Inc.	94	0.52%	(476)
Piper Sandler Cos.	38	0.58%	(481)
MGIC Investment Corp.	457	0.72%	(486)
Mercury General Corp.	171	1.09%	(569)
Meta Financial Group, Inc.	76	0.49%	(643)
National Bank Holdings Corp. — Class A	215	1.01%	(655)
AMERISAFE, Inc.	131	0.76%	(849)
Hilltop Holdings, Inc.	158	0.54%	(1,163)
Evercore, Inc. — Class A	51	0.66%	(1,343)
Total Financial			(318)
Utilities
National Fuel Gas Co.	141	1.13%	2,292
IDACORP, Inc.	73	0.98%	1,259
Chesapeake Utilities Corp.	60	0.96%	1,044
Portland General Electric Co.	150	0.96%	781
Southern Co.	65	0.55%	772
Duke Energy Corp.	77	1.00%	610
CMS Energy Corp.	142	1.16%	445
MGE Energy, Inc.	125	1.16%	419
WEC Energy Group, Inc.	36	0.42%	204
California Water Service Group	43	0.30%	57
Otter Tail Corp.	82	0.60%	(25)
PPL Corp.	178	0.59%	(198)
Total Utilities			7,660

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Energy
Kinder Morgan, Inc.	269	0.59%	$93
Exxon Mobil Corp.	38	0.37%	5
Total Energy			98
Total MS Equity Long Custom Basket			$16,263

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Guardant Health, Inc.	157	(0 ..59)%	$8,352
CoStar Group, Inc.	278	(1 ..05)%	5,489
Viad Corp.	393	(0 ..79)%	3,429
Equifax, Inc.	76	(1 ..02)%	2,288
Driven Brands Holdings, Inc.	798	(1 ..19)%	1,902
TransUnion	134	(0 ..78)%	1,266
ASGN, Inc.	121	(0 ..80)%	1,018
Dun & Bradstreet Holdings, Inc.	572	(0 ..57)%	982
Natera, Inc.	52	(0 ..12)%	863
Cooper Companies, Inc.	15	(0 ..35)%	165
Verisk Analytics, Inc. — Class A	98	(1 ..19)%	(16)
Intellia Therapeutics, Inc.	35	(0 ..14)%	(28)
Booz Allen Hamilton Holding Corp.	127	(0 ..63)%	(218)
UnitedHealth Group, Inc.	17	(0 ..49)%	(427)
Cintas Corp.	80	(1 ..93)%	(559)
Rollins, Inc.	471	(0 ..93)%	(956)
Sysco Corp.	186	(0 ..86)%	(1,191)
Bunge Ltd.	136	(0 ..85)%	(1,554)
Quanta Services, Inc.	82	(0 ..61)%	(1,870)
Total Consumer, Non-cyclical			18,935
Communications
Lyft, Inc. — Class A	387	(0 ..84)%	1,579
Okta, Inc.	19	(0 ..16)%	862
Airbnb, Inc. — Class A	21	(0 ..20)%	439
Trade Desk, Inc. — Class A	62	(0 ..24)%	(146)
Palo Alto Networks, Inc.	6	(0 ..21)%	(290)
DoorDash, Inc. — Class A	58	(0 ..38)%	(1,096)
Total Communications			1,348
Consumer, Cyclical
United Airlines Holdings, Inc.	386	(1 ..01)%	3,985
Delta Air Lines, Inc.	455	(1 ..02)%	2,908
MillerKnoll, Inc.	760	(1 ..49)%	2,025
IAA, Inc.	193	(0 ..42)%	2,008
Freshpet, Inc.	64	(0 ..37)%	1,841
MGM Resorts International	184	(0 ..44)%	282
American Airlines Group, Inc.	1,268	(1 ..31)%	40
Copart, Inc.	208	(1 ..48)%	22
Southwest Airlines Co.	249	(0 ..65)%	(65)
JetBlue Airways Corp.	451	(0 ..38)%	(181)
Royal Caribbean Cruises Ltd.	76	(0.36)%	(314)
Hilton Worldwide Holdings, Inc.	54	(0.46)%	(374)
Carnival Corp.	281	(0.32)%	(540)
Lululemon Athletica, Inc.	20	(0.41)%	(1,040)
Total Consumer, Cyclical			10,597
Financial
Western Alliance Bancorporation	197	(0.92)%	3,907
Americold Realty Trust	381	(0.60)%	3,223
SVB Financial Group	21	(0.66)%	2,462
Sun Communities, Inc.	129	(1.28)%	1,924
Equinix, Inc.	30	(1.26)%	1,403
Bank of New York Mellon Corp.	122	(0.34)%	1,352
Invitation Homes, Inc.	561	(1.28)%	1,136
Equitable Holdings, Inc.	787	(1.38)%	695
Regions Financial Corp.	360	(0.45)%	512
Signature Bank	44	(0.73)%	260
RLJ Lodging Trust	1,819	(1.45)%	254
Northern Trust Corp.	163	(1.07)%	187
First Republic Bank	57	(0.52)%	145
Safehold, Inc.	142	(0.45)%	119
UDR, Inc.	170	(0.55)%	41
Sunstone Hotel Investors, Inc.	1,396	(0.93)%	(67)
Bank of America Corp.	193	(0.45)%	(81)
Park Hotels & Resorts, Inc.	1,206	(1.33)%	(98)
Wells Fargo & Co.	273	(0.75)%	(127)
Zions Bancorp North America	294	(1.09)%	(136)
Digital Realty Trust, Inc.	57	(0.46)%	(151)
CBRE Group, Inc. — Class A	115	(0.60)%	(169)
Goldman Sachs Group, Inc.	64	(1.20)%	(170)
State Street Corp.	289	(1.43)%	(296)
Crown Castle International Corp.	106	(1.11)%	(335)
Lincoln National Corp.	109	(0.40)%	(368)
KKR & Company, Inc. — Class A	207	(0.69)%	(528)
Apple Hospitality REIT, Inc.	349	(0.35)%	(692)
Ryman Hospitality Properties, Inc.	200	(1.05)%	(864)
SBA Communications Corp.	46	(0.90)%	(983)
Xenia Hotels & Resorts, Inc.	586	(0.64)%	(1,112)
Apartment Income REIT Corp.	589	(1.78)%	(1,349)
Ventas, Inc.	296	(1.03)%	(1,776)
Comerica, Inc.	257	(1.32)%	(1,839)
Welltower, Inc.	243	(1.32)%	(2,233)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Kennedy-Wilson Holdings, Inc.	1,307	(1.80)%	$(2,328)
Pebblebrook Hotel Trust	840	(1.16)%	(2,373)
Iron Mountain, Inc.	419	(1.31)%	(3,151)
Outfront Media, Inc.	825	(1.33)%	(3,355)
Host Hotels & Resorts, Inc.	1,511	(1.66)%	(4,074)
Howard Hughes Corp.	258	(1.51)%	(4,778)
Total Financial			(15,813)
Utilities
Entergy Corp.	171	(1.13)%	(931)
Black Hills Corp.	433	(1.89)%	(3,739)
ONE Gas, Inc.	361	(1.80)%	(3,919)
CenterPoint Energy, Inc.	1,095	(1.90)%	(4,544)
Atmos Energy Corp.	273	(1.85)%	(4,931)
Edison International	475	(1.88)%	(5,603)
Total Utilities			(23,667)
Technology
Ceridian HCM Holding, Inc.	157	(0.67)%	3,141
Atlassian Corporation plc — Class A	15	(0.25)%	93
Datadog, Inc. — Class A	43	(0.37)%	(261)
Bill.com Holdings, Inc.	29	(0.37)%	(374)
Zscaler, Inc.	29	(0.40)%	(546)
Cloudflare, Inc. — Class A	55	(0.37)%	(603)
Leidos Holdings, Inc.	80	(0.49)%	(1,374)
MongoDB, Inc.	18	(0.45)%	(1,429)
Crowdstrike Holdings, Inc. — Class A	32	(0.41)%	(1,500)
KBR, Inc.	469	(1.45)%	(5,438)
Total Technology			(8,291)
Industrial
Stericycle, Inc.	370	(1.23)%	5,647
Boeing Co.	125	(1.35)%	3,899
MSA Safety, Inc.	75	(0.56)%	548
Jacobs Engineering Group, Inc.	210	(1.64)%	459
J.B. Hunt Transport Services, Inc.	54	(0.61)%	153
CH Robinson Worldwide, Inc.	115	(0.70)%	(95)
TransDigm Group, Inc.	16	(0.59)%	(202)
General Electric Co.	117	(0.61)%	(270)
Republic Services, Inc. — Class A	92	(0.69)%	(1,467)
Waste Management, Inc.	89	(0.80)%	(1,814)
Howmet Aerospace, Inc.	449	(0.91)%	(1,888)
Tetra Tech, Inc.	113	(1.05)%	(6,363)
Casella Waste Systems, Inc. — Class A	295	(1.46)%	(8,851)
Total Industrial			(10,244)
Energy
NOV, Inc.	683	(0.76)%	(3,304)
Range Resources Corp.	323	(0.56)%	(4,227)
Patterson-UTI Energy, Inc.	1,403	(1.23)%	(10,735)
Halliburton Co.	929	(1.99)%	(13,906)
Total Energy			(32,172)
Total MS Equity Short Custom Basket			$(59,307)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Amphastar Pharmaceuticals, Inc.	178	0.74%	$2,837
AbbVie, Inc.	49	0.92%	2,145
Innoviva, Inc.	362	0.82%	2,136
Molson Coors Beverage Co. — Class B	132	0.82%	1,321
Bristol-Myers Squibb Co.	134	1.14%	1,274
Vertex Pharmaceuticals, Inc.	18	0.55%	1,264
Regeneron Pharmaceuticals, Inc.	9	0.73%	1,241
Johnson & Johnson	55	1.13%	882
Eagle Pharmaceuticals, Inc.	113	0.65%	674
Hologic, Inc.	102	0.91%	557
Amgen, Inc.	33	0.93%	557
Merck & Company, Inc.	47	0.45%	470
Exelixis, Inc.	128	0.34%	437
Corteva, Inc.	38	0.25%	321
Perdoceo Education Corp.	606	0.81%	299
Incyte Corp.	71	0.66%	280
Quest Diagnostics, Inc.	30	0.48%	194
Prestige Consumer Healthcare, Inc.	82	0.51%	193
United Therapeutics Corp.	17	0.35%	172
Halozyme Therapeutics, Inc.	59	0.27%	116
Royalty Pharma plc — Class A	90	0.41%	27
Premier, Inc. — Class A	50	0.21%	(90)
Waters Corp.	10	0.36%	(95)
Abbott Laboratories	34	0.47%	(109)
Laboratory Corporation of America Holdings	10	0.31%	(204)
John B Sanfilippo & Son, Inc.	108	1.05%	(279)
Pfizer, Inc.	56	0.34%	(351)
EVERTEC, Inc.	102	0.49%	(517)
USANA Health Sciences, Inc.	61	0.56%	(1,162)
Gilead Sciences, Inc.	150	1.04%	(1,243)
Bio-Rad Laboratories, Inc. — Class A	9	0.59%	(1,297)
Vanda Pharmaceuticals, Inc.	316	0.42%	(1,707)
Total Consumer, Non-cyclical			10,343
Consumer, Cyclical
AutoZone, Inc.	5	1.19%	1,964
Ethan Allen Interiors, Inc.	174	0.53%	354
AutoNation, Inc.	25	0.29%	272
Allison Transmission Holdings, Inc.	151	0.69%	136
Methode Electronics, Inc.	69	0.35%	57
Tapestry, Inc.	66	0.29%	(16)
Columbia Sportswear Co.	46	0.48%	(22)
Zumiez, Inc.	59	0.26%	(169)
Autoliv, Inc.	29	0.26%	(302)
MarineMax, Inc.	44	0.21%	(379)
Jack in the Box, Inc.	26	0.28%	(386)
Haverty Furniture Companies, Inc.	63	0.20%	(400)
Tri Pointe Homes, Inc.	173	0.40%	(493)
Shoe Carnival, Inc.	64	0.22%	(527)
Buckle, Inc.	81	0.31%	(545)
Brunswick Corp.	40	0.38%	(603)
LKQ Corp.	61	0.32%	(667)
PulteGroup, Inc.	61	0.30%	(701)
Cummins, Inc.	30	0.72%	(730)
Toll Brothers, Inc.	47	0.26%	(956)
NVR, Inc.	2	1.04%	(965)
Acushnet Holdings Corp.	102	0.48%	(991)
Gentex Corp.	316	1.07%	(1,107)
Dolby Laboratories, Inc. — Class A	70	0.64%	(1,197)
Whirlpool Corp.	44	0.88%	(2,042)
Total Consumer, Cyclical			(10,415)
Basic Materials
Westlake Corp.	53	0.76%	1,620
LyondellBasell Industries N.V. — Class A	71	0.85%	868
Dow, Inc.	117	0.87%	866
AdvanSix, Inc.	68	0.40%	493
NewMarket Corp.	7	0.26%	85
Reliance Steel & Aluminum Co.	18	0.38%	(78)
Minerals Technologies, Inc.	60	0.46%	(215)
International Paper Co.	134	0.72%	(234)
Total Basic Materials			3,405
Technology
CSG Systems International, Inc.	148	1.09%	2,720
Rambus, Inc.	202	0.75%	2,100
ExlService Holdings, Inc.	19	0.32%	723
Lumentum Holdings, Inc.	26	0.30%	413
NetApp, Inc.	53	0.51%	351
Akamai Technologies, Inc.	24	0.33%	160
Dropbox, Inc. — Class A	83	0.22%	114
Genpact Ltd.	43	0.22%	71
Progress Software Corp.	71	0.39%	34
NetScout Systems, Inc.	60	0.22%	31
SS&C Technologies Holdings, Inc.	24	0.21%	(19)
Skyworks Solutions, Inc.	13	0.20%	(31)
Ziff Davis, Inc.	25	0.28%	(46)
Intel Corp.	71	0.41%	(70)
Qorvo, Inc.	14	0.20%	(107)
CommVault Systems, Inc.	28	0.22%	(344)
Xperi Holding Corp.	212	0.43%	(629)
Total Technology			5,471
Industrial
Mueller Industries, Inc.	161	0.97%	1,572
Knowles Corp.	430	1.08%	1,020
Packaging Corporation of America	43	0.78%	995
Crane Co.	43	0.54%	587
Encore Wire Corp.	33	0.44%	548
TTM Technologies, Inc.	445	0.77%	401
Dorian LPG Ltd.	174	0.29%	316
Albany International Corp. — Class A	32	0.31%	222
Sanmina Corp.	186	0.87%	191

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Owens Corning	31	0.33%	$166
Keysight Technologies, Inc.	11	0.20%	67
Louisiana-Pacific Corp.	46	0.33%	(16)
Insteel Industries, Inc.	57	0.25%	(74)
Hillenbrand, Inc.	118	0.61%	(133)
Arrow Electronics, Inc.	15	0.21%	(144)
Sturm Ruger & Company, Inc.	108	0.88%	(345)
UFP Industries, Inc.	28	0.25%	(355)
Eagle Materials, Inc.	32	0.48%	(580)
OSI Systems, Inc.	56	0.55%	(630)
Snap-on, Inc.	37	0.88%	(691)
Vontier Corp.	108	0.32%	(823)
Vishay Intertechnology, Inc.	485	1.11%	(1,006)
3M Co.	62	1.07%	(1,309)
Garmin Ltd.	75	1.04%	(1,324)
Total Industrial			(1,345)
Communications
Cisco Systems, Inc.	90	0.58%	1,076
Juniper Networks, Inc.	67	0.29%	868
Omnicom Group, Inc.	43	0.42%	503
F5, Inc.	9	0.22%	140
Nexstar Media Group, Inc. — Class A	23	0.50%	125
Interpublic Group of Companies, Inc.	120	0.50%	124
Alphabet, Inc. — Class C	1	0.33%	(25)
Viavi Solutions, Inc.	299	0.56%	(60)
Comcast Corp. — Class A	179	0.98%	(89)
Meta Platforms, Inc. — Class A	42	1.09%	(125)
Shenandoah Telecommunications Co.	159	0.44%	(137)
NETGEAR, Inc.	68	0.20%	(249)
InterDigital, Inc.	54	0.40%	(281)
Yelp, Inc. — Class A	147	0.58%	(295)
Verizon Communications, Inc.	169	1.00%	(478)
Total Communications			1,097
Financial
Arch Capital Group Ltd.	198	1.12%	1,559
Safety Insurance Group, Inc.	110	1.16%	1,288
Enstar Group Ltd.	33	1.00%	1,213
Raymond James Financial, Inc.	45	0.58%	991
Markel Corp.	3	0.52%	744
Preferred Bank/Los Angeles CA	96	0.83%	589
Everest Re Group Ltd.	18	0.63%	578
Travelers Companies, Inc.	41	0.87%	414
Equity Commonwealth	168	0.55%	360
BankUnited, Inc.	126	0.64%	291
Old Republic International Corp.	298	0.90%	237
PS Business Parks, Inc.	33	0.65%	227
Western Union Co.	182	0.40%	156
WP Carey, Inc.	24	0.23%	81
Easterly Government Properties, Inc.	140	0.34%	50
United Bankshares, Inc.	183	0.74%	11
Douglas Elliman, Inc.	1	0.00%	1
Radian Group, Inc.	304	0.79%	(38)
Stewart Information Services Corp.	118	0.83%	(63)
Fulton Financial Corp.	388	0.75%	(117)
First American Financial Corp.	54	0.41%	(189)
Janus Henderson Group plc	103	0.42%	(197)
Interactive Brokers Group, Inc. — Class A	78	0.60%	(205)
HomeStreet, Inc.	110	0.61%	(210)
Fidelity National Financial, Inc.	111	0.63%	(260)
Citigroup, Inc.	53	0.33%	(312)
PotlatchDeltic Corp.	57	0.35%	(380)
Essent Group Ltd.	119	0.57%	(474)
OneMain Holdings, Inc.	94	0.52%	(474)
Piper Sandler Cos.	38	0.58%	(478)
MGIC Investment Corp.	457	0.72%	(500)
Mercury General Corp.	171	1.09%	(592)
National Bank Holdings Corp. — Class A	215	1.01%	(637)
Meta Financial Group, Inc.	76	0.49%	(652)
AMERISAFE, Inc.	131	0.76%	(843)
Hilltop Holdings, Inc.	158	0.54%	(1,165)
Evercore, Inc. — Class A	51	0.66%	(1,353)
Total Financial			(349)
Utilities
National Fuel Gas Co.	141	1.13%	2,284
IDACORP, Inc.	73	0.98%	1,270
Chesapeake Utilities Corp.	60	0.96%	1,034
Portland General Electric Co.	150	0.96%	786
Southern Co.	65	0.55%	778
Duke Energy Corp.	77	1.00%	577
CMS Energy Corp.	142	1.16%	437
MGE Energy, Inc.	125	1.16%	418
WEC Energy Group, Inc.	36	0.42%	201
California Water Service Group	43	0.30%	64
Otter Tail Corp.	82	0.60%	(29)
PPL Corp.	178	0.59%	(190)
Total Utilities			7,630
Energy
Kinder Morgan, Inc.	269	0.59%	92
Exxon Mobil Corp.	38	0.37%	1
Total Energy			93
Total GS Equity Long Custom Basket			$15,930

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Consumer, Non-cyclical
Guardant Health, Inc.	157	(0.60)%	$8,360
CoStar Group, Inc.	278	(1.06)%	5,466
Viad Corp.	393	(0.80)%	3,398
Equifax, Inc.	76	(1.03)%	2,267
Driven Brands Holdings, Inc.	798	(1.20)%	1,922
TransUnion	134	(0.79)%	1,256

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
ASGN, Inc.	121	(0.81)%	$1,006
Dun & Bradstreet Holdings, Inc.	572	(0.57)%	978
Natera, Inc.	52	(0.12)%	866
Cooper Companies, Inc.	15	(0.36)%	169
Verisk Analytics, Inc. — Class A	98	(1.20)%	(11)
Intellia Therapeutics, Inc.	35	(0.15)%	(25)
Booz Allen Hamilton Holding Corp.	127	(0.64)%	(212)
UnitedHealth Group, Inc.	17	(0.50)%	(432)
Cintas Corp.	80	(1.95)%	(580)
Rollins, Inc.	471	(0.95)%	(967)
Sysco Corp.	186	(0.87)%	(1,146)
Bunge Ltd.	136	(0.86)%	(1,538)
Quanta Services, Inc.	82	(0.62)%	(1,862)
Total Consumer, Non-cyclical			18,915
Communications
Lyft, Inc. — Class A	387	(0.85)%	1,536
Okta, Inc.	19	(0.16)%	867
Airbnb, Inc. — Class A	21	(0.21)%	452
Trade Desk, Inc. — Class A	62	(0.25)%	(142)
Palo Alto Networks, Inc.	6	(0.21)%	(288)
DoorDash, Inc. — Class A	58	(0.39)%	(1,079)
Total Communications			1,346
Consumer, Cyclical
United Airlines Holdings, Inc.	386	(1.03)%	3,993
Delta Air Lines, Inc.	455	(1.03)%	2,910
MillerKnoll, Inc.	760	(1.50)%	2,025
IAA, Inc.	193	(0.42)%	1,992
Freshpet, Inc.	64	(0.38)%	1,848
MGM Resorts International	184	(0.44)%	277
American Airlines Group, Inc.	1,268	(1.33)%	22
Copart, Inc.	208	(1.50)%	11
Southwest Airlines Co.	249	(0.65)%	(68)
JetBlue Airways Corp.	451	(0.39)%	(189)
Royal Caribbean Cruises Ltd.	76	(0.36)%	(314)
Hilton Worldwide Holdings, Inc.	54	(0.47)%	(374)
Carnival Corp.	280	(0.32)%	(542)
Lululemon Athletica, Inc.	20	(0.42)%	(1,037)
Total Consumer, Cyclical			10,554
Financial
Western Alliance Bancorporation	197	(0.94)%	3,915
Americold Realty Trust	381	(0.61)%	3,200
SVB Financial Group	21	(0.67)%	2,486
Sun Communities, Inc.	129	(1.30)%	1,909
Equinix, Inc.	30	(1.27)%	1,368
Bank of New York Mellon Corp.	122	(0.35)%	1,338
Invitation Homes, Inc.	561	(1.29)%	1,133
Equitable Holdings, Inc.	787	(1.39)%	656
Regions Financial Corp.	360	(0.46)%	541
Signature Bank	44	(0.74)%	256
RLJ Lodging Trust	1,819	(1.47)%	172
Safehold, Inc.	142	(0.45)%	161
First Republic Bank	57	(0.53)%	160
Northern Trust Corp.	163	(1.09)%	70
UDR, Inc.	170	(0.56)%	27
Zions Bancorp North America	294	(1.10)%	(13)
Park Hotels & Resorts, Inc.	1,206	(1.35)%	(71)
Bank of America Corp.	193	(0.46)%	(74)
Sunstone Hotel Investors, Inc.	1,396	(0.94)%	(113)
Wells Fargo & Co.	273	(0.76)%	(137)
CBRE Group, Inc. — Class A	115	(0.60)%	(142)
Digital Realty Trust, Inc.	57	(0.46)%	(148)
State Street Corp.	289	(1.44)%	(286)
Crown Castle International Corp.	106	(1.12)%	(353)
Lincoln National Corp.	109	(0.41)%	(358)
KKR & Company, Inc. — Class A	207	(0.69)%	(491)
Apple Hospitality REIT, Inc.	349	(0.36)%	(699)
Ryman Hospitality Properties, Inc.	200	(1.06)%	(872)
Xenia Hotels & Resorts, Inc.	586	(0.65)%	(952)
SBA Communications Corp.	46	(0.91)%	(1,015)
Apartment Income REIT Corp.	589	(1.80)%	(1,444)
Comerica, Inc.	257	(1.33)%	(1,745)
Ventas, Inc.	296	(1.05)%	(1,765)
Welltower, Inc.	243	(1.34)%	(2,231)
Kennedy-Wilson Holdings, Inc.	1,307	(1.83)%	(2,345)
Pebblebrook Hotel Trust	840	(1.18)%	(2,402)
Iron Mountain, Inc.	419	(1.33)%	(3,181)
Outfront Media, Inc.	825	(1.34)%	(3,354)
Host Hotels & Resorts, Inc.	1,511	(1.68)%	(4,088)
Howard Hughes Corp.	258	(1.53)%	(4,743)
Total Financial			(15,630)
Utilities
Entergy Corp.	171	(1.14)%	(901)
Black Hills Corp.	433	(1.91)%	(3,801)
ONE Gas, Inc.	361	(1.82)%	(3,928)
CenterPoint Energy, Inc.	1,095	(1.92)%	(4,565)
Atmos Energy Corp.	273	(1.87)%	(4,951)
Edison International	475	(1.91)%	(5,649)
Total Utilities			(23,795)
Technology
Ceridian HCM Holding, Inc.	157	(0.61)%	3,157
Atlassian Corporation plc — Class A	15	(0.25)%	62
Datadog, Inc. — Class A	43	(0.37)%	(258)
Bill.com Holdings, Inc.	29	(0.38)%	(424)
Zscaler, Inc.	29	(0.40)%	(537)
Cloudflare, Inc. — Class A	55	(0.38)%	(599)
Leidos Holdings, Inc.	80	(0.50)%	(1,374)
MongoDB, Inc.	18	(0.46)%	(1,424)
Crowdstrike Holdings, Inc. — Class A	32	(0.42)%	(1,500)
KBR, Inc.	469	(1.47)%	(5,424)
Total Technology			(8,321)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Stericycle, Inc.	370	(1.25)%	$5,641
Boeing Co.	125	(1.37)%	3,882
MSA Safety, Inc.	75	(0.57)%	521
Jacobs Engineering Group, Inc.	210	(1.66)%	461
J.B. Hunt Transport Services, Inc.	54	(0.62)%	150
CH Robinson Worldwide, Inc.	115	(0.71)%	(136)
TransDigm Group, Inc.	16	(0.60)%	(204)
General Electric Co.	117	(0.61)%	(259)
Republic Services, Inc. — Class A	92	(0.70)%	(1,479)
Waste Management, Inc.	89	(0.81)%	(1,813)
Howmet Aerospace, Inc.	449	(0.92)%	(1,915)
Tetra Tech, Inc.	113	(1.07)%	(6,380)
Casella Waste Systems, Inc. — Class A	295	(1.48)%	(8,861)
Total Industrial			(10,392)
Energy
NOV, Inc.	683	(0.77)%	(3,330)
Range Resources Corp.	323	(0.56)%	(4,200)
Patterson-UTI Energy, Inc.	1,403	(1.24)%	(10,729)
Halliburton Co.	929	(2.02)%	(13,863)
Total Energy			(32,122)
Total GS Equity Short Custom Basket			$(59,445)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at March 31, 2022.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,032,449	$—	$—	$4,032,449
Money Market Fund	72,577	—	—	72,577
Equity Custom Basket Swap Agreements**	—	32,193	—	32,193
Total Assets	$4,105,026	$32,193	$—	$4,137,219

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$118,752	$—	$118,752

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fundseparately. At March 31, 2022, the Trust consisted of fourteen funds. The Trust offers shares of the funds to insurance companies for their variable annunity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund	Investment Company Type
Series A (StylePlus—Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus—Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus—Small Growth Series)	Diversified
Series Y (StylePlus—Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using a pricing service.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or custom basket basket) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index or custom basket swap a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal tothe notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of short sales or derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$250,469,193	$15,895,374	$(4,275,322)	$11,620,052
Series B (Large Cap Value Series)	168,250,283	72,148,308	(1,780,032)	70,368,276
Series D (World Equity Income Series)	122,628,751	15,136,443	(6,571,310)	8,565,133
Series E (Total Return Bond Series)	177,582,224	1,086,124	(9,639,814)	(8,553,690)
Series F (Floating Rate Strategies Series)	48,747,314	32,206	(850,293)	(818,087)
Series J (StylePlus—Mid Growth Series)	188,728,337	1,781,886	(19,038,596)	(17,256,710)
Series N (Managed Asset Allocation Series)	32,374,520	11,329,198	(941,177)	10,388,021
Series O (All Cap Value Series)	75,909,705	30,251,816	(1,534,110)	28,717,706
Series P (High Yield Series)	41,648,695	241,556	(3,035,676)	(2,794,120)
Series Q (Small Cap Value Series)	60,848,761	16,166,733	(3,881,058)	12,285,675
Series V (SMid Cap Value Series)	149,090,299	43,914,221	(7,645,214)	36,269,007
Series X (StylePlus—Small Growth Series)	32,204,410	602,859	(4,410,758)	(3,807,899)
Series Y (StylePlus—Large Growth Series)	51,095,111	2,477,919	(930,268)	1,547,651
Series Z (Alpha Opportunity Series)	4,084,563	254,222	(320,318)	(66,096)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2022. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2022, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series E (Total Return Bond Series)
	Authentic Brands	12/10/28	$396,269	$6,934
	Higginbotham Insurance Agency, Inc.	11/25/26	82,456	957
	KKR Core Holding Company LLC	07/15/31	330,000	–
	Lightning A	03/01/37	312,000	–
	MB2 Dental Solutions LLC	01/29/27	69,184	1,114
	Pacific Bells, LLC	11/10/28	1,546	17
	Service Logic Acquisition, Inc.	10/29/27	7,612	89
	Thunderbird A	03/01/37	320,000	–
			$1,519,067	$9,111
Series F (Floating Rate Strategies Series)
	Athenahealth Group, Inc.	02/15/29	72,464	888
	Aveanna Healthcare LLC	07/17/28	37,736	1,047
	Dermatology Intermediate Holdings III, Inc.	03/23/29	37,795	567
	Medical Solutions Parent Holdings, Inc.	11/01/28	80,000	800
	Osmosis Holdings Australia II Pty Ltd.	07/31/28	18,519	208
	Pro Mach Group, Inc.	08/31/28	12,849	71
			$259,363	$3,581
Series P (High Yield Series)
	Boyd Corp.	07/24/26	50,000	625
	Confluent Health LLC	11/30/28	13,274	166
	FR Refuel LLC	11/08/28	8,750	175
	Osmosis Holdings Australia II Pty Ltd.	07/31/28	13,889	156
	Pro Mach Group, Inc.	08/31/28	4,818	27
	SCP Eye Care Services LLC	03/16/28	22,159	388
	Taxware Holdings (Sovos Compliance LLC)	08/11/28	11,045	34
			$123,935	$1,571

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$–	$120
	FKRT
	2.21% due 11/30/58	09/24/21	749,995	722,250
	LSTAR Securities Investment Ltd.
	2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[2]	02/04/21	255,222	253,124
	LSTAR Securities Investment Ltd.
	2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[2]	03/17/21	216,229	214,679
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	499,993	500,414
			$1,721,439	$1,690,587
Series P (High Yield Series)
	Basic Energy Services, Inc.
	due 10/15/23[3]	09/25/18	174,194	3,500
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	353,909	19,504
			$528,103	$23,004

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security is in default of interest and/or principal obligations.

Note 7 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.